UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSRS CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07642

Name of Fund: BlackRock MuniAssets Fund, Inc. (MUA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
MuniAssets Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 05/31/2009

Date of reporting period: 06/01/2008 – 11/30/2008

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS

Semi-Annual Report

NOVEMBER 30, 2008 | (UNAUDITED)

BlackRock MuniAssets Fund, Inc. (MUA)

BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

2 SEMI-ANNUAL REPORT

NOVEMBER 30, 2008

A Letter to Shareholders

Dear Shareholder

The present times may well be remembered as one of the most tumultuous periods in financial market history. Over the past year, the bursting of the housing bubble and the resultant credit crisis mushroomed into an all-out global financial market meltdown, featuring the collapse of storied financial firms, volatile swings in the world’s financial markets and monumental government responses designed to rescue the beleaguered financial system.

The U.S. economy appeared relatively resilient through the first half of 2008, when rising food and energy prices stoked fears of inflation. The tenor changed dramatically in the second half, as inflation pressures subsided amid plummeting oil prices, but a uniform and rapid deterioration in key eco-

nomic indicators darkened growth prospects. Just after the close of the reporting period, the National Bureau of Economic Research officially declared that the U.S. was in a recession, and that it had begun in December 2007. The Federal Reserve Board (the “Fed”), after slashing interest rates aggres-

sively in the early months of the year, resumed that rate-cutting campaign in the fall, bringing the target federal funds rate to a record low range of between zero to 0.25% on December 16. More significant was the central bank’s pledge that future policy moves to revive the global economy and financial markets would comprise primarily nontraditional and quantitative easing measures, such as capital injections, lending programs and govern-

ment guarantees.

Against this backdrop, U.S. equity markets experienced intense volatility, with periods of downward pressure punctuated by sharp rebounds. Losses were significant and broad-based, though non-U.S. markets decelerated at a considerably faster pace than domestic equities — a stark reversal of prior years’

trends, when international stocks generally outpaced U.S. stocks.

Treasury issues also traded in a volatile fashion, but rallied overall (yields fell and prices correspondingly rose) and outperformed other fixed income assets as investors retreated to the safest and most liquid investments. Amid spillover from historic events in the financial sector, municipals contended with fewer market participants, lack of liquidity, a challenging funding environment and a backlog of new-issue supply, all of which contributed to the sector’s underperformance relative to its taxable counterparts. Similarly, economic turmoil and badly broken credit markets plagued the high yield sec-

tor, with the third quarter of 2008 marking one of the worst periods in history for the asset class.

In all, an investor flight to safety prevailed, as evidenced in the six- and 12-month returns of the major benchmark indexes:
Total Returns as of November 30, 2008	6-month	12-month
U.S. equities (S&P 500 Index)	(35.20)%	(38.09)%
Small cap U.S. equities (Russell 2000 Index)	(36.26)	(37.46)
International equities (MSCI Europe, Australasia, Far East Index)	(44.92)	(47.79)
U.S. Treasury securities (Merrill Lynch 10-Year U.S. Treasury Index)	11.62	12.69
Taxable fixed income (Barclays Capital U.S. Aggregate Index*)	0.24	1.74
Tax-exempt fixed income (Barclays Capital Municipal Bond Index*)	(4.98)	(3.61)
High yield bonds
(Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index*)	(31.73)	(30.49)

* Formerly a Lehman Brothers Index.
Past performance is no guarantee of future results. Index performance shown is for illustrative purposes only. You cannot invest directly in an index.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For our most current views on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Fund Summary as of November 30, 2008

BlackRock MuniAssets Fund, Inc.

Investment Objective

BlackRock MuniAsset Fund, Inc. (MUA) (the “Fund”) seeks to provide shareholders with current income exempt from federal income taxes by invest-
ing primarily in a portfolio of medium-to-lower grade or unrated municipal obligations, the interest on which, in the opinion of bond counsel to the issuer, is exempt from federal income taxes.

Performance

For the six months ended November 30, 2008, the Fund returned (24.60)% based on market price and (15.86)% based on net asset value (“NAV”).
For the same period, the closed-end Lipper High Yield Municipal Debt Funds category posted an average return of (21.97)% on a NAV basis. All returns reflect reinvestment of dividends. The Fund moved from a premium to NAV to a discount by period-end, which accounts for the difference between per-
formance based on price and performance based on NAV. Factors that contributed to the Fund’s outperformance included a bias towards higher-quality issues, a below-market duration position and an above-average distribution yield. Given improving value in the high yield municipal arena, activity during the latter part of the reporting period was geared toward adopting a more neutral posture with respect to both credit and duration.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

	Symbol on New York Stock Exchange					MUA
	Initial Offering Date				June 25, 1993
	Yield on Closing Market Price as of November 30, 2008 ($9.71)[1]					8.34%
	Tax Equivalent Yield[2]					12.83%
	Current Monthly Distribution per Common Share[3]					$0.0675
	Current Annualized Distribution per Common Share[3]					$0.8100
	Leverage as of November 30, 2008[4]					2%

	[1] Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
	Past performance does not guarantee future results.
	[2] Tax equivalent yield assumes the maximum federal tax rate of 35%.
	[3] The distribution is not constant and is subject to change.
	4 As a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to tender option bond
	trusts (“TOBs”) minus the sum of accrued liabilities.
The table below summarizes the changes in the Fund’s market price and net asset value per share:

		11/30/08	5/31/08	Change	High	Low
	Market Price	$ 9.71	$13.35	(27.27)%	$13.55	$ 7.28
	Net Asset Value	$10.38	$12.79	(18.84)%	$12.84	$10.37

The following charts show the portfolio composition and credit quality allocations of the Fund’s long-term investments:

Portfolio Composition
Sector	11/30/08	5/31/08
Industrial & Pollution Control	26%	25%
Hospital	23	27
City, County and State	15	13
Transportation	12	8
Tax Revenue	7	7
Power	6	7
Housing	4	5
Education	4	4
Tobacco	2	3
Water & Sewer	1	1

Credit Quality Allocations[5]
Credit Rating	11/30/08	5/31/08
AAA/Aaa	9%	12%
AA/Aa	2	4
A/A	13	7
BBB/Baa	19	15
BB/BA	11	10
B/B	3	5
CCC/Caa	4	4
CC/Ca	1	—
Not Rated[6]	38	43

5 Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s
Investors Service (“Moody’s”) ratings.
6 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of November 30,
2008 and May 31, 2008, the market value of these securities
was $12,502,840 representing 6% and $12,388,252 represent-
ing 5%, respectively, of the Fund’s long-term investments.

4 SEMI-ANNUAL REPORT NOVEMBER 30, 2008

Fund Summary as of November 30, 2008 BlackRock Muni Intermediate Duration Fund, Inc.

Investment Objective

BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (the “Fund”) seeks to provide shareholders with high current income exempt from federal income taxes by investing primarily in a portfolio of municipal obligations, the interest on which, in the opinion of bond counsel to the issuer, is exempt from federal income taxes.

Performance

For the six months ended November 30, 2008, the Fund returned (24.88)% based on market price and (12.59)% based on NAV. For the same period, the closed-end Lipper Intermediate Municipal Debt Funds category posted an average return of (10.55)% on a NAV basis. All returns reflect reinvest-
ment of dividends. The Fund’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The Fund’s lower-rated holdings were the primary source of underperformance, as these issues struggled amid a backdrop of widening credit spreads and scarce liquidity. Benefiting performance were an overweight in pre-refunded bonds, a greater-than-average distribution rate and a largely neutral duration positioning during a period of extreme volatility. Overall, portfolio turnover was low as reduced new-issue supply coupled with the depressed valuations of existing holdings limited opportunities to restructure. Going forward, we will look for opportunities to increase
Fund exposure to higher-quality and more retail-oriented bonds, with a focus on more value-added trading. The Fund maintains a neutral to slightly long duration bias.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on New York Stock Exchange	MUI
Initial Offering Date	August 1, 2003
Yield on Closing Market Price as of November 30, 2008 ($9.99)[1]	6.97%
Tax Equivalent Yield[2]	10.72%
Current Monthly Distribution per Common Share[3]	$0.058
Current Annualized Distribution per Common Share[3]	$0.696
Leverage as of November 30, 2008[4]	42%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
Past performance does not guarantee future results.
2 Tax equivalent yield assumes the maximum federal tax rate of 35%.
3 The distribution rate is not constant and is subject to change.
4 As a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to Auction Market Preferred
Shares (“Preferred Shares”) and TOBs) minus the sum of accrued liabilities.

The table below summarizes the changes in the Fund’s market price and net asset value per share:
	11/30/08	5/31/08	Change	High	Low
Market Price	$ 9.99	$13.70	(27.08)%	$13.78	$ 7.82
Net Asset Value	$12.26	$14.45	(15.16)%	$14.51	$11.68

The following charts show the portfolio composition and credit quality allocations of the Fund’s long-term investments:

Portfolio Composition
Sector	11/30/08	5/31/08
Industrial & Pollution Control	15%	16%
City/County/State	14	16
Transportation	14	14
Hospital	11	15
Tax Revenue	11	10
Education	9	9
Tobacco	7	6
Power	6	6
Housing	5	3
Lease Revenue	4	4
Water & Sewer	4	1

Credit Quality Allocations[5]
Credit Rating	11/30/08	5/31/08
AAA/Aaa	35%	47%
AA/Aa	28	11
A/A	12	11
BBB/Baa	13	14
BB/Ba	1	1
B/B	1	1
CCC/Caa	1	3
Not Rated[6]	9	12

5 Using the higher of S&P’s or Moody’s ratings.
6 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of November 30,
2008 and May 31, 2008, the market value of these securities
was $13,221,856 representing 2% and $20,190,323 represent-
ing 2%, respectively, of the Fund’s long-term investments.

SEMI-ANNUAL REPORT NOVEMBER 30, 2008 5

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance the yield and NAV of their Common Shares. However, these objectives cannot be achieved in all interest rate environments.

To leverage, BlackRock Muni Intermediate Duration Fund, Inc. issues
Preferred Shares, which pay dividends at prevailing short-term interest rates, and invests the proceeds in long-term municipal bonds. In general, the concept of leveraging is based on the premise that the cost of assets to be obtained from leverage will be based on short-term interest rates, which normally will be lower than the income earned by the Fund on its longer-term portfolio investments. To the extent that the total assets of the
Fund (including the assets obtained from leverage) are invested in higher-
yielding portfolio investments, the Fund’s Common Shareholders will benefit from the incremental yield.

To illustrate these concepts, assume a Fund’s Common Shares capitaliza-
tion is $100 million and it issues Preferred Shares for an additional $50 million, creating a total value of $150 million available for investment in long-term municipal bonds. If prevailing short-term interest rates are 3%
and long-term interest rates are 6%, the yield curve has a strongly posi-
tive slope. In this case, the Fund pays dividends on the $50 million of
Preferred Shares based on the lower short-term interest rates. At the same time, the Fund’s total portfolio of $150 million earns the income based on long-term interest rates. In this case, the dividends paid to
Preferred Shareholders are significantly lower than the income earned on the Fund’s long-term investments, and therefore the Common Share-
holders are the beneficiaries of the incremental yield.

Conversely, if prevailing short-term interest rates rise above long-term interest rates of 6%, the yield curve has a negative slope. In this case, the Fund pays dividends on the higher short-term interest rates where-
as the Fund’s total portfolio earns income based on lower long-term interest rates. If short-term interest rates rise, narrowing the differential between short-term and long-term interest rates, the incremental yield pickup on the Common Shares will be reduced or eliminated completely.

Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the redemption value of the Fund’s Preferred Shares does not fluctuate in relation to interest rates. As a result, changes in interest rates can influ-
ence the Fund’s NAV positively or negatively in addition to the impact on
Fund performance from leverage from Preferred Shares discussed above.

The Funds may also from time to time leverage their assets through the use of tender option bond (“TOB”) programs, as described in Note 1 of the Notes to Financial Statements. TOB investments generally will provide the Funds with economic benefits in periods of declining short-term inter-
est rates, but expose the Funds to risks during periods of rising short-term interest rates similar to those associated with Preferred Shares issued by BlackRock Muni Intermediate Duration Fund, Inc., as described above.
Additionally, fluctuations in the market value of municipal securities de-
posited into the TOB trust may adversely affect the Funds’ NAVs per share.

The use of leverage may enhance opportunities for increased returns to the Fund and Common Shareholders, but as described above, it also creates risks as short- or long-term interest rates fluctuate. Leverage also will generally cause greater changes in the Funds’ NAV, market price and dividend rate than a comparable portfolio without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Funds’ net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, the Funds’ net income will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders will be reduced. The
Funds may be required to sell portfolio securities at inopportune times or below fair market values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments which may cause the Funds to incur losses. The use of lever-
age may limit the Funds’ ability to invest in certain types of securities or use certain types of hedging strategies, such as in the case of certain restrictions imposed by ratings agencies that rate preferred shares issued by a Fund. The Funds will incur expenses in connection with the use of leverage, all of which are borne by the holders of the Common Shares and may reduce returns on the Common Shares.

Under the Investment Company Act of 1940, BlackRock Muni Intermediate
Duration Fund, Inc. is permitted to issue Preferred Shares in an amount of up to 50% of its total managed assets at the time of issuance. Under normal circumstances, each Fund anticipates that the total economic leverage from Preferred Shares and TOBs will not exceed 50% of its total managed assets at the time such leverage is incurred. As of November
30, 2008, the Funds had economic leverage from Preferred Shares and
TOBs as a percentage of their total managed assets as follows:

Percent of
Leverage
BlackRock MuniAssets Fund, Inc	2%
BlackRock Muni Intermediate Duration Fund, Inc	42%

Derivative Instruments

The Funds may invest in various derivative instruments, including futures contracts and other instruments specified in the Notes to Financials
Statements, which constitute additional forms of economic leverage.
Such instruments are used to obtain exposure to a market without own-
ing or taking physical custody of securities or to hedge market and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the other party to the transaction and illiquidity of the derivative instrument. A Fund’s ability to successfully use a derivative instrument depends on the Advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require a Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation a Fund can realize on an investment or may cause a Fund to hold a security that it might otherwise sell. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

6 SEMI-ANNUAL REPORT NOVEMBER 30, 2008

Schedule of Investments November 30, 2008 (Unaudited)			BlackRock MuniAssets Fund, Inc. (MUA)
			(Percentages shown are based on Net Assets)
	Par				Par
Municipal Bonds	(000)	Value	Municipal Bonds		(000)	Value
Alabama — 1.8%			California (concluded)
Jefferson County, Alabama, Limited Obligation			Fontana, California, Special Tax, Refunding (Community
School Warrants, Series A:			Facilities District Number 22 — Sierra), 6%, 9/01/34		$ 1,320	$ 972,734
5%, 1/01/09	$ 2,300	$ 2,150,155	San Jose, California, Airport Revenue Refunding
5%, 1/01/10	685	585,449	Bonds, AMT, Series A, 5.50%, 3/01/32 (c)		4,290	3,359,671
Tuscaloosa, Alabama, Special Care Facilities Financing			Southern California Public Power Authority,
Authority, Residential Care Facility Revenue Bonds			Natural Gas Project Number 1 Revenue Bonds,
(Capstone Village, Inc. Project), Series A, 5.875%,			Series A, 5%, 11/01/29		2,085	1,331,627
8/01/36 (a)	1,820	1,087,304				8,673,264
		3,822,908	Colorado — 4.8%
Alaska — 0.3%			Colorado Health Facilities Authority, Revenue Refunding
Alaska Industrial Development and Export Authority			Bonds (Christian Living Communities Project),
Revenue Bonds (Williams Lynxs Alaska Cargoport),			Series A, 5.75%, 1/01/26		650	441,746
AMT, 7.80%, 5/01/14	770	726,387	Denver, Colorado, City and County Airport Revenue
Arizona — 7.6%			Bonds, AMT, Series D, 7.75%, 11/15/13 (c)		1,540	1,644,951
Coconino County, Arizona, Pollution Control			Elk Valley, Colorado, Public Improvement Revenue
Corporation Revenue Refunding Bonds (Tucson			Bonds (Public Improvement Fee):
Electric Power — Navajo):			Series A, 7.10%, 9/01/14		1,410	1,364,922
AMT, Series A, 7.125%, 10/01/32	3,000	2,372,280	Series A, 7.30%, 9/01/22		2,095	1,878,586
Series B, 7%, 10/01/32	2,500	2,048,550	Series B, 7.45%, 9/01/31		260	214,906
Maricopa County, Arizona, IDA, Education Revenue			North Range Metropolitan District Number 1,
Bonds (Arizona Charter Schools Project 1),			Colorado, GO, 7.25%, 12/15/11 (b)		1,760	1,982,534
Series A, 6.625%, 7/01/20	1,625	1,300,244	Plaza Metropolitan District Number 1, Colorado, Tax
Maricopa County, Arizona, IDA, M/F Housing Revenue			Allocation Revenue Bonds (Public Improvement Fees):
Bonds (Sun King Apartments Project), Series A,			8%, 12/01/25		2,850	2,388,357
6.75%, 5/01/31	1,615	1,250,075	8.125%, 12/01/25		525	421,832
Phoenix, Arizona, IDA, Airport Facility, Revenue Refunding						10,337,834
Bonds (America West Airlines Inc. Project), AMT,			Connecticut — 2.0%
6.30%, 4/01/23	4,800	3,038,832	Connecticut State Development Authority, Airport
Pima County, Arizona, IDA, Education Revenue Bonds			Facility Revenue Bonds (Learjet Inc. Project),
(Arizona Charter Schools Project), Series E, 7.25%,			AMT, 7.95%, 4/01/26		680	600,508
7/01/31	1,390	1,184,183	Connecticut State Development Authority, IDR
Pima County, Arizona, IDA, Education Revenue Refunding			(AFCO Cargo BDL-LLC Project), AMT, 8%, 4/01/30		3,490	3,124,632
Bonds (Arizona Charter Schools Project):			Mashantucket Western Pequot Tribe, Connecticut,
Series A, 6.75%, 7/01/11 (b)	415	461,638	Revenue Refunding Bonds, Sub-Series A,
Series A, 6.75%, 7/01/31	675	538,225	5.50%, 9/01/36		885	567,090
Series O, 5.25%, 7/01/31	500	324,620
Salt Verde Financial Corporation, Arizona, Senior						4,292,230
Gas Revenue Bonds:			Florida — 10.7%
5%, 12/01/32	2,840	1,856,196	Capital Projects Finance Authority, Florida, Continuing
5%, 12/01/37	1,850	1,172,771	Care Retirement Revenue Bonds (Glenridge on Palmer
Show Low, Arizona, Improvement District Number 5,			Ranch), Series A, 8%, 6/01/12 (b)		1,130	1,312,212
Special Assessment Bonds, 6.375%, 1/01/15	1,000	955,550	Capital Region Community Development District,
		16,503,164	Florida, Special Assessment Revenue Bonds,
			Series A, 7%, 5/01/39		685	537,396
California — 4.0%			Greater Orlando Aviation Authority, Florida, Airport
California State, Various Purpose, GO:			Facilities Revenue Bonds (JetBlue Airways Corp.),
5.25%, 11/01/25	1,900	1,809,826	AMT, 6.375%, 11/15/26		1,180	758,244
5.50%, 11/01/33	1,300	1,199,406

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the	AMT	Alternative Minimum Tax (subject to)	HFA	Housing Finance Agency
Schedules of Investments, the names and descrip-	COP	Certificates of Participation	IDA	Industrial Development Authority
tions of many of the securities have been abbre -	EDA	Economic Development Authority	IDR	Industrial Development Revenue Bonds
viated according to the list on the right:	EDR	Economic Development Revenue Bonds	M/F	Multi-Family
	GO	General Obligation Bonds	PCR	Pollution Control Revenue Bonds
	HDA	Housing Development Authority	S/F	Single-Family

See Notes to Financial Statements. SEMI-ANNUAL REPORT NOVEMBER 30, 2008 7

Schedule of Investments (continued)			BlackRock MuniAssets Fund, Inc. (MUA)
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value
Florida (concluded)			Illinois — 4.0%
Halifax Hospital Medical Center, Florida, Hospital			Chicago, Illinois, O’Hare International Airport,
Revenue Refunding Bonds, Series A, 5%, 6/01/38	$ 1,160	$ 725,000	Special Facility Revenue Refunding Bonds (American
Harbor Bay, Florida, Community Development District,			Airlines Inc. Project), 5.50%, 12/01/30	$ 4,140	$ 1,650,908
Capital Improvement Special Assessment			Illinois State Finance Authority Revenue Bonds:
Revenue Bonds, Series A, 7%, 5/01/33	490	419,234	(Clare At Water Tower Project), Series A, 6.125%,
Hillsborough County, Florida, IDA, Exempt Facilities			5/15/38	2,950	1,943,371
Revenue Bonds (National Gypsum Company),			(Landing At Plymouth Place Project), Series A,
AMT, Series A, 7.125%, 4/01/30	2,000	1,254,620	6%, 5/15/37	600	405,666
Hillsborough County, Florida, IDA, Hospital Revenue			(Monarch Landing, Inc. Project), Series A, 7%,
Bonds (Tampa General Hospital Project),			12/01/37	820	626,496
5%, 10/01/36	4,170	2,755,202	(Primary Health Care Centers Program),
Jacksonville, Florida, Economic Development			6.60%, 7/01/24	685	528,861
Commission, Health Care Facilities, Revenue			Lincolnshire, Illinois, Special Service Area Number 1,
Refunding Bonds (Florida Proton Therapy Institute),			Special Tax Bonds (Sedgebrook Project), 6.25%,
Series A, 6%, 9/01/17	920	785,367	3/01/34	1,070	778,254
Jacksonville, Florida, Economic Development			Lombard, Illinois, Public Facilities Corporation, First Tier
Commission, IDR (Gerdau Ameristeel US, Inc.),			Revenue Bonds (Conference Center and Hotel),
AMT, 5.30%, 5/01/37	1,300	796,432	Series A-1, 7.125%, 1/01/36	2,600	2,060,292
Lee County, Florida, IDA, IDR (Lee Charter Foundation),			Village of Wheeling, Illinois, Revenue Bonds (North
Series A, 5.375%, 6/15/37	2,620	1,579,493	Milwaukee/Lake-Cook Tax Increment Financing
Midtown Miami, Florida, Community Development			Redevelopment Project), 6%, 1/01/25	825	616,613
District, Special Assessment Revenue Bonds,					8,610,461
Series A, 6.25%, 5/01/37	3,255	2,110,249
Orlando, Florida, Urban Community Development			Indiana — 0.8%
District, Capital Improvement Special Assessment			Vanderburgh County, Indiana, Redevelopment
Bonds, Series A, 6.95%, 5/01/11 (b)	2,245	2,468,984	Commission, Redevelopment District Tax Allocation
Santa Rosa Bay Bridge Authority, Florida, Revenue			Bonds, 5.25%, 2/01/31	1,200	925,116
Bonds, 6.25%, 7/01/28	3,040	2,060,451	Vigo County, Indiana, Hospital Authority Revenue
Sarasota County, Florida, Health Facilities Authority,			Bonds (Union Hospital, Inc.):
Retirement Facility Revenue Refunding Bonds			5.70%, 9/01/37	615	405,107
(Village on the Isle Project):			5.75%, 9/01/42	765	493,938
5.50%, 1/01/27	860	594,079			1,824,161
5.50%, 1/01/32	795	521,814	Iowa — 1.2%
Sumter Landing Community Development District,			Iowa Finance Authority, Health Care Facilities, Revenue
Florida, Recreational Revenue Bonds, Sub-Series B,			Refunding Bonds (Care Initiatives Project), 9.25%,
5.70%, 10/01/38	2,405	1,552,187	7/01/11 (b)	2,165	2,577,844
Tolomato Community Development District, Florida,
Special Assessment Bonds, 6.65%, 5/01/40	2,680	2,002,228	Kansas — 0.3%
Waterchase, Florida, Community Development District,			Wyandotte County, Kansas, Kansas City Unified
Capital Improvement Revenue Bonds, Series A,			Government Revenue Refunding Bonds (General
6.70%, 5/01/11 (b)	895	979,058	Motors Corporation Project), 6%, 6/01/25	1,770	557,515
		23,212,250	Kentucky — 1.4%
			Kenton County, Kentucky, Airport Board, Special
Georgia — 2.0%			Facilities Revenue Bonds (Mesaba Aviation Inc.
Atlanta, Georgia, Tax Allocation Bonds (Princeton			Project), AMT, Series A, 6.70%, 7/01/09 (b)	2,850	2,984,320
Lakes Project), 5.50%, 1/01/31	740	505,442
Clayton County, Georgia, Tax Allocation Bonds			Louisiana — 2.5%
(Ellenwood Project), 7.50%, 7/01/33	2,375	2,020,199	Louisiana Local Government Environmental Facilities
Main Street Natural Gas, Inc., Georgia, Gas Project			and Community Development Authority Revenue Bonds
Revenue Bonds, Series A, 6.375%, 7/15/38 (a)	940	159,819	(Westlake Chemical Corporation), 6.75%, 11/01/32	3,000	2,204,880
Rockdale County, Georgia, Development Authority			Louisiana Public Facilities Authority, Hospital Revenue
Revenue Bonds (Visy Paper Project), AMT, Series A,			Bonds (Franciscan Missionaries of Our Lady Health
6.125%, 1/01/34	2,435	1,740,854	System, Inc.), Series A, 5.25%, 8/15/36	1,870	1,385,128
			Saint John Baptist Parish, Louisiana, Revenue Bonds
		4,426,314	(Marathon Oil Corporation), Series A, 5.125%, 6/01/37	2,950	1,870,152
					5,460,160

See Notes to Financial Statements. 8 SEMI-ANNUAL REPORT NOVEMBER 30, 2008

Schedule of Investments (continued)			BlackRock MuniAssets Fund, Inc. (MUA)
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value
Maryland — 1.9%			New Jersey — 10.1%
Maryland State Economic Development Corporation			Camden County, New Jersey, Pollution Control
Revenue Refunding Bonds (Baltimore Association			Financing Authority, Solid Waste Resource Recovery,
for Retarded Citizens-Health and Mental Hygiene			Revenue Refunding Bonds, AMT:
Program), Series A, 7.75%, 3/01/25	$ 1,815	$ 1,737,318	Series A, 7.50%, 12/01/10	$ 9,000	$ 9,011,250
Maryland State Energy Financing Administration,			Series B, 7.50%, 12/01/09	125	125,209
Limited Obligation Revenue Bonds (Cogeneration-AES			New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%,
Warrior Run), AMT, 7.40%, 9/01/19	1,500	1,254,480	6/15/24	3,065	2,258,384
Maryland State Health and Higher Educational			New Jersey EDA, IDR, Refunding (Newark Airport
Facilities Authority Revenue Bonds:			Marriott Hotel), 7%, 10/01/14	2,500	2,373,950
(King Farm Presbyterian Community),			New Jersey EDA, Retirement Community Revenue
Series A, 5.30%, 1/01/37	1,250	755,562	Bonds (Cedar Crest Village Inc. Facility), Series A,
(Washington Christian Academy), 5.50%, 7/01/38	590	360,921	7.25%, 11/15/11 (b)	1,665	1,874,907
		4,108,281	New Jersey EDA, Special Facility Revenue Bonds
			(Continental Airlines Inc. Project), AMT:
Massachusetts — 1.1%			6.25%, 9/15/19	2,000	1,219,460
Massachusetts State Health and Educational			6.25%, 9/15/29	3,330	1,698,333
Facilities Authority Revenue Bonds:			9%, 6/01/33	1,250	914,937
(Jordan Hospital), Series E, 6.75%, 10/01/33	1,150	900,185	New Jersey Health Care Facilities Financing Authority
(Bay Cove Human Services Issue), Series A,			Revenue Bonds (Pascack Valley Hospital Association),
5.90%, 4/01/28	1,945	1,422,670	6.625%, 7/01/36 (a)	2,000	67,000
		2,322,855	New Jersey Health Care Facilities Financing Authority,
Michigan — 1.6%			Revenue Refunding Bonds (Saint Joseph’s
Advanced Technology Academy, Michigan, Revenue			Healthcare System), 6.625%, 7/01/38	2,410	1,815,887
Bonds, 6%, 11/01/37	900	653,121	New Jersey State Transportation Trust Fund Authority,
Macomb County, Michigan, Hospital Finance Authority,			Transportation System Revenue Bonds, Series C,
Hospital Revenue Bonds (Mount Clemens General			5.05%, 12/15/35 (c)(d)	3,450	583,395
Hospital), Series B, 5.875%, 11/15/13 (b)	1,635	1,857,131			21,942,712
Monroe County, Michigan, Hospital Financing Authority,			New Mexico — 1.0%
Hospital Revenue Refunding Bonds (Mercy Memorial			Farmington, New Mexico, PCR, Refunding (Tucson
Hospital Corporation), 5.50%, 6/01/35	1,740	1,077,878	Electric Power Company — San Juan Project),
		3,588,130	Series A, 6.95%, 10/01/20	2,500	2,218,100
Minnesota — 0.8%			New York — 5.6%
Minneapolis, Minnesota, Health Care System Revenue			Dutchess County, New York, IDA, Civic Facility Revenue
Refunding Bonds (Fairview Health Services),			Refunding Bonds (Saint Francis Hospital), Series A,
Series A, 6.75%, 11/15/32	1,785	1,711,494	7.50%, 3/01/29	1,400	1,323,826
Missouri — 0.3%			Metropolitan Transportation Authority, New York,
Kansas City, Missouri, IDA, First Mortgage Health			Revenue Bonds, Series C, 6.50%, 11/15/28	3,685	3,832,768
Facilities Revenue Bonds (Bishop Spencer Place),			New York City, New York, City IDA, Civic Facility
Series A, 6.50%, 1/01/35	1,000	734,490	Revenue Bonds:
			(British Airways Plc Project), AMT, 7.625%, 12/01/32	2,400	1,716,864
Nevada — 0.6%			Series C, 6.80%, 6/01/28	510	466,431
Clark County, Nevada, IDR (Nevada Power Company			(Special Needs Facilities Pooled Program),
Project), AMT, Series A, 5.60%, 10/01/30	1,380	804,678	Series C-1, 6.625%, 7/01/29	1,515	1,200,365
Clark County, Nevada, Improvement District Number 142,			New York Liberty Development Corporation Revenue
Special Assessment Bonds, 6.375%, 8/01/23	635	516,318	Bonds (National Sports Museum Project), Series A,
		1,320,996	6.125%, 2/15/19 (a)	870	103,878
New Hampshire — 0.3%			New York State Dormitory Authority, Non-State
New Hampshire Health and Education Facilities			Supported Debt, Revenue Refunding Bonds:
Authority, Hospital Revenue Bonds (Catholic Medical			(Mount Sinai-NYU Medical Center Health System),
Center), 5%, 7/01/36	1,165	724,164	Series C, 5.50%, 7/01/26	1,470	1,231,816
			(New York University Hospital Center), Series A,
			5%, 7/01/20	2,960	2,257,858
			Westchester County, New York, IDA, Continuing Care
			Retirement, Mortgage Revenue Bonds (Kendal on
			Hudson Project), Series A, 6.50%, 1/01/13 (b)	100	115,758
					12,249,564

See Notes to Financial Statements. SEMI-ANNUAL REPORT NOVEMBER 30, 2008 9

Schedule of Investments (continued)			BlackRock MuniAssets Fund, Inc. (MUA)
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value
North Carolina — 1.7%			Tennessee — 1.3%
North Carolina Medical Care Commission, Health			Knox County, Tennessee, Health, Educational and
Care Facilities, First Mortgage Revenue Refunding			Housing Facilities Board, Hospital Facilities Revenue
Bonds (Deerfield Episcopal Project), Series A,			Refunding Bonds (Covenant Health), Series A,
6.125%, 11/01/38	$ 2,335	$ 1,885,326	5.06%, 1/01/40 (d)	$ 6,785	$ 574,622
North Carolina Medical Care Commission, Retirement			Shelby County, Tennessee, Health, Educational and
Facilities, First Mortgage Revenue Bonds (Givens			Housing Facilities Board Revenue Bonds
Estates Project), Series A, 6.50%, 7/01/13 (b)	1,500	1,745,790	(Germantown Village):
		3,631,116	6.25%, 12/01/34	355	254,237
			Series A, 7.25%, 12/01/34	2,500	2,037,550
Ohio — 1.2%
Buckeye Tobacco Settlement Financing Authority,					2,866,409
Ohio, Tobacco Settlement Asset-Backed Bonds,			Texas — 3.0%
Series A-2, 6.50%, 6/01/47	3,935	2,684,575	Brazos River Authority, Texas, PCR, Refunding (TXU Energy
Pennsylvania — 8.2%			Company LLC Project), AMT, Series A, 7.70%, 4/01/33	2,550	1,747,032
Allegheny County, Pennsylvania, Hospital			Harris County, Texas, Health Facilities Development
Development Authority, Revenue Refunding			Corporation, Hospital Revenue Refunding Bonds
Bonds (West Penn Allegheny Health System),			(Memorial Hermann Healthcare System), Series B,
Series A, 5.375%, 11/15/40	3,015	1,671,697	7.125%, 12/01/31	1,500	1,475,850
Bucks County, Pennsylvania, IDA, Retirement Community			North Texas Tollway Authority, System Revenue Refunding
Revenue Bonds (Ann’s Choice Inc.), Series A:			Bonds, Second Tier, Series F, 6.125%, 1/01/31	3,675	3,346,455
6.125%, 1/01/25	200	149,938			6,569,337
6.25%, 1/01/35	1,550	1,095,772	Utah — 0.7%
Harrisburg, Pennsylvania, Authority, University			Carbon County, Utah, Solid Waste Disposal, Revenue
Revenue Bonds (Harrisburg University of Science),			Refunding Bonds (Laidlaw Environmental), AMT,
Series B, 6%, 9/01/36	900	619,182	Series A, 7.45%, 7/01/17	1,660	1,454,127
Lancaster County, Pennsylvania, Hospital Authority
Revenue Bonds (Brethren Village Project), Series A:			Virginia — 5.0%
6.25%, 7/01/26	685	531,587	Dulles Town Center, Virginia, Community Development
6.50%, 7/01/40	590	437,155	Authority, Special Assessment Tax (Dulles Town Center
Montgomery County, Pennsylvania, IDA, Revenue			Project), 6.25%, 3/01/26	1,455	1,191,747
Bonds (Whitemarsh Continuing Care Project),			Fairfax County, Virginia, EDA, Residential Care
6.125%, 2/01/28	2,330	1,601,409	Facilities, Mortgage Revenue Refunding Bonds
Pennsylvania Economic Development Financing			(Goodwin House, Inc.):
Authority, Exempt Facilities Revenue Bonds, AMT:			5.125%, 10/01/37	750	440,092
(National Gypsum Company), Series A,			5.125%, 10/01/42	450	257,247
6.25%, 11/01/27	3,250	1,861,763	Lexington, Virginia, IDA, Residential Care Facility, Mortgage
(Reliant Energy), Series B, 6.75%, 12/01/36	2,810	1,742,144	Revenue Refunding Bonds (Kendal at Lexington),
Philadelphia, Pennsylvania, Authority for IDR (Air Cargo),			Series A, 5.375%, 1/01/28	540	363,215
AMT, Series A, 7.50%, 1/01/25	2,270	1,997,963	Tobacco Settlement Financing Corporation of Virginia,
Philadelphia, Pennsylvania, Authority for IDR,			Revenue Refunding Bonds, Senior Series B-1,
Commercial Development, 7.75%, 12/01/17	6,440	5,998,796	5%, 6/01/47	1,320	704,590
			Virginia State, HDA, Commonwealth Mortgage Revenue
		17,707,406	Bonds, Series H, Sub-Series H-1, 5.375%, 7/01/36 (e)	8,690	7,907,118
Rhode Island — 1.0%					10,864,009
Central Falls, Rhode Island, Detention Facility Corporation,
Revenue Refunding Bonds, 7.25%, 7/15/35	2,495	2,079,757	Washington — 0.5%
			Washington State Housing Financing Commission,
South Carolina — 1.8%			Nonprofit Revenue Bonds (Skyline at First Hill Project),
Connector 2000 Association, Inc., South Carolina,			Series A, 5.625%, 1/01/38	1,750	1,098,528
Toll Road and Capital Appreciation Revenue Bonds,
Senior-Series B (d):			Wisconsin — 0.7%
6.50%, 1/01/09	1,500	1,479,795	Wisconsin State Health and Educational Facilities
7.969%, 1/01/14	1,485	824,754	Authority Revenue Bonds (New Castle Place Project),
South Carolina Jobs, EDA, EDR (Westminster			Series A, 7%, 12/01/31	1,855	1,498,655
Presbyterian Center), 7.75%, 11/15/10 (b)	1,500	1,696,350	Wyoming — 2.2%
		4,000,899	Sweetwater County, Wyoming, Solid Waste Disposal,
			Revenue Refunding Bonds (FMC Corporation Project),
			AMT, 5.60%, 12/01/35	3,600	2,203,020
			Wyoming Municipal Power Agency, Power Supply Revenue
			Bonds, Series A, 5.375%, 1/01/42	3,030	2,487,994
					4,691,014

See Notes to Financial Statements. 10 SEMI-ANNUAL REPORT NOVEMBER 30, 2008

Schedule of Investments (concluded) BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
U.S. Virgin Islands — 1.1%
Virgin Islands Government Refinery Facilities, Revenue
Refunding Bonds (Hovensa Coker Project), AMT,
6.50%, 7/01/21	$ 3,000	$ 2,299,440
Total Municipal Bonds — 95.1%		206,374,870
Municipal Bonds Transferred to
Tender Option Bond Trusts (f)
Florida — 3.2%
Miami-Dade County, Florida, Aviation Revenue Refunding
Bonds (Miami International Airport), AMT, Series A,
5.25%, 10/01/33 (g)	8,870	6,906,626
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 3.2%		6,906,626
Total Long-Term Investments
(Cost — $266,907,049) — 98.3%		213,281,496

Short-Term Securities	Shares
Merrill Lynch Institutional Tax-Exempt Fund,
1.08% (h)(i)	4,208,353	4,208,353
Total Short-Term Securities
(Cost — $4,208,353) — 1.9%		4,208,353
Total Investments (Cost — $271,115,402*) — 100.2%		217,489,849
Other Assets Less Liabilities — 1.8%		3,942,378
Liability for Trust Certificates, Including
Interest Expense and Fees Payable — (2.0)%		(4,453,819)
Net Assets — 100.0%		$ 216,978,408

* The cost and unrealized appreciation (depreciation) of investments as of
November 30, 2008, as computed for federal income tax purposes, were as follows:
Aggregate cost		$ 266,282,194
Gross unrealized appreciation		$ 2,942,197
Gross unrealized depreciation		(56,169,542)
Net unrealized depreciation		$ (53,227,345)

(a) Issuer filed for bankruptcy and/or is in default of interest payments.
(b) U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c) AMBAC Insured.
(d) Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.
(e) MBIA Insured.

(f) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial
Statements for details of municipal bonds transfered to tender option bond trusts.
(g) Assured Guaranty Insured.
(h) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
Merrill Lynch Institutional Tax-Exempt Fund	1,007,912	$ 68,408

(i) Represents the current yield as of report date.
• Effective June 1, 2008, the Fund adopted Financial Accounting Standards
Board Statement of Financial Accounting Standards No. 157, “Fair Value
Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund’s own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of November 30, 2008 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities
Level 1	$ 4,208,353
Level 2	213,281,496
Level 3	—
Total	$ 217,489,849

See Notes to Financial Statements.

SEMI-ANNUAL REPORT NOVEMBER 30, 2008 11

Schedule of Investments November 30, 2008 (Unaudited)				BlackRock Muni Intermediate Duration Fund, Inc. (MUI)
				(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value
Alabama — 2.6%			California (concluded)
Jefferson County, Alabama, Limited Obligation School			Rowland, California, Unified School District, GO
Warrants, Series A:			(Election of 2000), Series B, 5.25%, 8/01/27 (d)	$ 1,515	$ 1,486,609
5.50%, 1/01/21	$ 5,500	$ 3,852,970	Sacramento, California, Special Tax (North Natomas
5.25%, 1/01/23	6,500	4,227,210	Community Facilities), Series 4-C:
Tuscaloosa, Alabama, Special Care Facilities			5.60%, 9/01/20	585	483,795
Financing Authority, Residential Care Facility Revenue			5.75%, 9/01/22	1,715	1,390,196
Bonds (Capstone Village, Inc. Project), Series A,			5.90%, 9/01/23	500	406,195
5.625%, 8/01/25	6,600	4,220,766	6%, 9/01/28	2,990	2,300,984
		12,300,946	Sacramento County, California, Airport System Revenue
			Bonds, Senior Series A, 5%, 7/01/28 (d)	1,695	1,571,045
Arizona — 2.8%			Southern California HFA, S/F Mortgage Revenue
Maricopa County, Arizona, IDA, Education Revenue			Bonds, AMT, Series A, 5.80%, 12/01/49 (e)(f)(g)	3,905	3,624,074
Bonds (Arizona Charter Schools Project 1), Series A,			Tustin, California, Unified School District, Senior Lien
6.625%, 7/01/20	2,820	2,256,423	Special Tax Bonds (Community Facilities District
Navajo County, Arizona, IDA, IDR (Stone Container			Number 97-1), Series A, 5%, 9/01/32 (d)	2,610	2,329,973
Corporation Project), AMT, 7.20%, 6/01/27	2,500	825,025
Pima County, Arizona, IDA, Education Revenue Bonds					84,231,770
(Arizona Charter Schools Project):			Colorado — 2.3%
Series C, 6.70%, 7/01/21	985	862,102	Elk Valley, Colorado, Public Improvement Revenue Bonds
Series K, 6.375%, 7/01/13 (a)	820	946,231	(Public Improvement Fee), Series A, 7.10%, 9/01/14	700	677,621
Series K, 6.375%, 7/01/31	930	706,223	Montrose, Colorado, Memorial Hospital, Revenue Bonds,
Salt River Project, Arizona, Agriculture Improvement			6.375%, 12/01/23	2,250	2,039,265
and Power District, Electric System Revenue Bonds,			Plaza Metropolitan District Number 1, Colorado,
Series A, 5%, 1/01/25	4,000	3,934,720	Tax Allocation Revenue Bonds (Public Improvement
Vistancia Community Facilities District, Arizona,			Fees), 7.50%, 12/01/15	7,500	6,833,850
GO, 5%, 7/15/14	3,630	3,418,117	Southlands Metropolitan District Number 1, Colorado,
		12,948,841	GO, 6.75%, 12/01/14 (a)	1,000	1,145,920
California — 18.1%					10,696,656
Antelope Valley, California, Health Care District Revenue			Connecticut — 0.9%
Bonds, Series A, 5.25%, 9/01/17	8,000	7,055,520	Connecticut State Development Authority, Airport
California Pollution Control Financing Authority, PCR,			Facility Revenue Bonds (Learjet Inc. Project),
Refunding (Pacific Gas & Electric), AMT, Series A,			AMT, 7.95%, 4/01/26	1,160	1,024,396
5.35%, 12/01/16 (b)	17,730	16,749,176	Connecticut State Development Authority, PCR,
California Pollution Control Financing Authority, Solid			Refunding (Connecticut Light and Power Company),
Waste Disposal Revenue Bonds, AMT:			Series A, 5.85%, 9/01/28	4,000	3,351,920
(Republic Services Inc. Project), Series B,					4,376,316
5.25%, 6/01/23	750	572,340
(Waste Management Inc. Project), Series A-2,			Florida — 7.0%
5.40%, 4/01/25	1,240	893,284	Florida Housing Finance Corporation, Homeowner
California State Department of Water Resources, Power			Mortgage Revenue Bonds, AMT, Series 6,
Supply Revenue Bonds, Series A, 5.375%, 5/01/12 (a)	5,000	5,583,850	4.70%, 7/01/37	4,000	2,709,080
California State, GO:			Harbor Bay, Florida, Community Development
5.50%, 4/01/14 (a)	14,795	16,945,305	District, Capital Improvement Special Assessment
5.50%, 4/01/28	15	14,650	Bonds, 6.75%, 5/01/34	2,860	2,198,024
California State, GO, Refunding, 5.25%, 2/01/27 (b)	5,000	4,661,250	Highlands County, Florida, Health Facilities Authority,
California State Public Works Board, Lease Revenue			Hospital Revenue Refunding Bonds (Adventist Health
Bonds (Department of Corrections), Series C,			System), Series G, 5.125%, 11/15/16 (a)	35	38,628
5.50%, 6/01/20	10,000	10,073,400	Miami-Dade County, Florida, Aviation Revenue
California Statewide Communities Development			Refunding Bonds (Miami International Airport),
Authority, Health Facility Revenue Bonds (Memorial			AMT, 5.75%, 10/01/19 (c)(h)	5,500	5,085,300
Health Services), Series A, 6%, 10/01/23	2,500	2,458,825	Miami-Dade County, Florida, Water and Sewer Revenue
Golden State Tobacco Securitization Corporation of			Refunding Bonds, Series C, 5%, 10/01/23 (i)	10,000	9,509,200
California, Tobacco Settlement Revenue Refunding			Midtown Miami, Florida, Community Development
Bonds, Senior Series A-1, 5%, 6/01/15	5,000	4,486,700	District, Special Assessment Revenue Bonds:
Los Angeles, California, Regional Airports Improvement			Series A, 6%, 5/01/24	3,465	2,438,910
Corporation, Facilities Lease Revenue Refunding			Series B, 6.50%, 5/01/37	1,975	1,326,706
Bonds (LAXFUEL Corporation — Los Angeles			Orlando, Florida, Urban Community Development
International Airport), AMT, 5.50%, 1/01/32 (c)	1,435	1,144,599	District, Capital Improvement Special Assessment
			Bonds, 6%, 5/01/20	820	654,048

See Notes to Financial Statements.

12 SEMI-ANNUAL REPORT NOVEMBER 30, 2008

Schedule of Investments (continued)			BlackRock Muni Intermediate Duration Fund, Inc. (MUI)
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value
Florida (concluded)			Maine — 0.3%
Panther Trace Community Development District II,			Portland, Maine, Housing Development Corporation,
Florida, Special Assessment Revenue Bonds,			Senior Living Revenue Bonds (Avesta Housing
5.125%, 11/01/13	$ 2,255	$ 1,905,295	Development Corporation Project), Series A,
Portofino Shores, Florida, Community Development			6%, 2/01/34	$ 1,965	$ 1,483,870
District, Special Assessment Bonds, Series A,			Maryland — 0.1%
6.40%, 5/01/34	1,085	858,463	Maryland State Industrial Development Financing
South Lake County, Florida, Hospital District Revenue			Authority, EDR (Our Lady of Good Counsel School),
Bonds (South Lake Hospital Inc.), 6.625%, 10/01/23	2,390	2,178,485	Series A, 6%, 5/01/35	500	349,570
Sterling Hill Community Development District, Florida,
Capital Improvement Revenue Refunding Bonds,			Massachusetts — 1.6%
Series B, 5.50%, 11/01/10	175	167,323	Massachusetts Bay Transportation Authority, Sales
University of Florida Research Foundation Inc., Capital			Tax Revenue Refunding Bonds, Senior Series A,
Improvement Revenue Bonds, 5.125%, 9/01/33 (c)	4,000	3,555,960	5%, 7/01/12 (a)	4,560	4,963,925
			Massachusetts State Development Finance Agency,
		32,625,422	Resource Recovery Revenue Bonds (Ogden Haverhill
Idaho — 0.8%			Associates), AMT, Series B:
Boise City, Idaho, COP, AMT, 5.50%, 9/01/25 (b)(h)	4,000	3,289,680	5.35%, 12/01/15	1,210	1,043,407
Idaho Housing and Finance Association, S/F Mortgage			5.50%, 12/01/19	2,000	1,650,160
Revenue Bonds, AMT, Series F-2, 5.85%, 7/01/15 (j)	260	262,072			7,657,492
		3,551,752	Michigan — 1.5%
Illinois — 5.8%			Macomb County, Michigan, Hospital Finance Authority,
Chicago, Illinois, O’Hare International Airport, General			Hospital Revenue Bonds (Mount Clemens General
Airport Revenue Bonds, Third Lien, AMT, Series B-2,			Hospital), Series B, 5.875%, 11/15/13 (a)	2,325	2,640,874
6%, 1/01/29 (k)	2,510	2,133,625	Michigan State Hospital Finance Authority, Revenue
Chicago, Illinois, O’Hare International Airport, General			Refunding Bonds (Oakwood Obligated Group),
Airport Revenue Refunding Bonds, Third Lien, AMT,			Series A, 6%, 4/01/22	4,795	4,497,470
Series A-2, 5.75%, 1/01/19 (d)	2,550	2,379,507			7,138,344
Du Page and Will Counties, Illinois, Community School
District Number 204 (Indian Prairie), GO,			Minnesota — 1.1%
5.25%, 12/30/22 (b)(h)	8,650	8,756,914	Minneapolis and Saint Paul, Minnesota, Housing
Hodgkins, Illinois, Environmental Improvement Revenue			and Redevelopment Authority, Health Care System
Bonds (Metro Biosolids Management LLC Project),			Revenue Bonds (Group Health Plan Inc. Project):
AMT, 5.90%, 11/01/17	6,000	5,231,220	6%, 12/01/19	1,000	921,240
Illinois, Development Finance Authority Revenue Bonds			6%, 12/01/21	2,545	2,252,529
(Community Rehabilitation Providers Facilities),			Minnesota State Municipal Power Agency, Electric
Series A, 6.625%, 7/01/32	6,930	6,100,825	Revenue Bonds, Series A, 5.25%, 10/01/24	2,000	1,819,260
Illinois State Finance Authority Revenue Bonds (Landing					4,993,029
At Plymouth Place Project), Series A, 6%, 5/15/25	1,800	1,335,798	Mississippi — 1.3%
Village of Wheeling, Illinois, Revenue Bonds (North			Mississippi Business Finance Corporation,
Milwaukee/Lake-Cook Tax Increment Financing			Mississippi, PCR, Refunding (System Energy
Redevelopment Project), 6%, 1/01/25	1,580	1,180,908	Resources Inc. Project):
		27,118,797	5.875%, 4/01/22	5,000	3,952,000
Indiana — 0.4%			5.90%, 5/01/22	2,910	2,303,905
Jasper County, Indiana, PCR, Refunding (Northern					6,255,905
Indiana Public Service), Series C, 5.85%, 4/01/19 (b)	2,000	1,844,960	Nebraska — 0.9%
Louisiana — 2.7%			Public Power Generation Agency, Nebraska, Revenue
Louisiana Public Facilities Authority Revenue Bonds:			Bonds (Whelan Energy Center Unit 2), Series A,
(Nineteenth Judicial District Court Building Project),			5%, 1/01/37 (c)	5,000	4,182,950
5.50%, 6/01/41 (h)	2,000	1,765,620	Nevada — 0.4%
(University of New Orleans Research and Technology			Clark County, Nevada, Improvement District Number 142,
Foundation, Inc. — Student Housing Project),			Special Assessment Bonds, 6.375%, 8/01/23	2,195	1,784,754
5.25%, 3/01/26 (b)	6,965	6,442,834
Port New Orleans, Louisiana, IDR, Refunding (Continental
Grain Company Project), 6.50%, 1/01/17	5,000	4,259,550
		12,468,004

See Notes to Financial Statements. SEMI-ANNUAL REPORT NOVEMBER 30, 2008 13

Schedule of Investments (continued)			BlackRock Muni Intermediate Duration Fund, Inc. (MUI)
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value
New Jersey — 13.1%			New York (concluded)
Garden State Preservation Trust of New Jersey,			New York State Dormitory Authority, Non-State Supported
Open Space and Farmland Preservation Revenue			Debt, Lease Revenue Bonds (Municipal Health Facilities
Bonds, Series A (d):			Improvement Program), Sub-Series 2-4, 5%, 1/15/27	$ 6,900	$ 6,350,691
5.80%, 11/01/21	$ 3,635	$ 3,859,352	New York State Dormitory Authority, Non-State
5.80%, 11/01/23	5,050	5,286,794	Supported Debt, Revenue Refunding Bonds (Mount
New Jersey EDA, Cigarette Tax Revenue Bonds,			Sinai-NYU Medical Center Health System), Series A:
5.75%, 6/15/29	9,810	7,061,238	6.625%, 7/01/10 (a)	4,615	5,016,043
New Jersey EDA, Motor Vehicle Surcharge Revenue			6.625%, 7/01/18	2,385	2,405,344
Bonds, Series A, 5.25%, 7/01/33 (b)	17,900	16,818,124	6.625%, 7/01/19	1,330	1,337,887
New Jersey EDA, Special Facility Revenue Bonds			New York State Dormitory Authority Revenue Bonds:
(Continental Airlines Inc. Project), AMT,			(North Shore — Long Island Jewish Health System),
6.625%, 9/15/12	5,540	4,457,650	5%, 5/01/12	1,000	1,041,990
New Jersey EDA, Water Facilities Revenue Refunding			(School Districts Financing Program), Series D,
Bonds (American Water), AMT, Series B,			5.25%, 10/01/23 (b)	9,540	9,471,312
5.125%, 4/01/22 (c)	5,000	4,114,850	New York State Environmental Facilities Corporation,
New Jersey State Housing and Mortgage Finance			State Personal Income Tax Revenue Bonds, Series A,
Agency, S/F Housing Revenue Bonds, AMT, Series X,			5.25%, 12/15/14 (a)(h)	7,380	8,367,001
5.10%, 10/01/23	4,500	3,948,345	New York State Thruway Authority, Local Highway and
New Jersey State Transportation Trust Fund Authority,			Bridge Service Contract, Revenue Refunding Bonds,
Transportation System Revenue Bonds, Series D:			5.50%, 4/01/17	60	63,776
5%, 6/15/18 (c)	4,215	4,309,037	New York State Urban Development Corporation,
5%, 6/15/19 (d)	11,120	11,220,970	Correctional and Youth Facilities Services, Revenue
		61,076,360	Refunding Bonds, Series A, 5.50%, 1/01/17	10,825	11,156,028
			New York State Urban Development Corporation,
New Mexico — 2.1%			Personal Income Tax Revenue Bonds (State Facilities),
New Mexico Finance Authority, Senior Lien State			Series A-1, 5.25%, 3/15/34 (b)(h)	10,000	9,592,600
Transportation Revenue Bonds, Series A,			Port Authority of New York and New Jersey, Consolidated
5.125%, 6/15/18 (b)	9,520	9,877,095	Revenue Refunding Bonds, 153rd Series, 5%, 7/15/24	2,010	1,979,890
New York — 27.8%			Port Authority of New York and New Jersey, Senior
Dutchess County, New York, IDA, Civic Facility			Consolidated Revenue Bonds, AMT, 131st Series,
Revenue Bonds (Saint Francis Hospital), Series B,			5%, 12/15/17 (l)	5,000	4,711,900
7.25%, 3/01/19	1,030	968,571	Tobacco Settlement Financing Corporation of New York
Metropolitan Transportation Authority, New York,			Revenue Bonds:
Revenue Refunding Bonds, Series A, 5%, 11/15/25 (h)	3,600	3,241,260	Series A-1, 5.25%, 6/01/22 (c)	6,510	6,177,795
New York City, New York, City IDA, Special Facility			Series C-1, 5.50%, 6/01/20 (h)	9,750	9,692,475
Revenue Bonds (Continental Airlines Inc. Project),			Series C-1, 5.50%, 6/01/21	7,000	6,875,960
AMT, 8.375%, 11/01/16	3,500	2,603,230	Series C-1, 5.50%, 6/01/22	10,000	9,721,600
New York City, New York, City Transitional Finance					129,780,635
Authority, Building Aid Revenue Bonds, Series S-1,
5%, 7/15/24 (h)	2,500	2,357,375	North Carolina — 0.9%
New York City, New York, GO, Refunding, Series B,			Gaston County, North Carolina, Industrial Facilities and
5.75%, 8/01/15	5,000	5,361,150	Pollution Control Financing Authority, Revenue Bonds
New York City, New York, GO, Series D1, 5.125%,			(National Gypsum Company Project), AMT,
12/01/26	4,615	4,343,361	5.75%, 8/01/35	3,105	1,684,214
New York City, New York, IDA, Civic Facility Revenue			North Carolina Municipal Power Agency Number 1,
Bonds (Special Needs Facilities Pooled Program),			Catawba Electric Revenue Bonds, Series A,
Series C-1, 6.80%, 7/01/19	2,055	1,774,554	5.25%, 1/01/20 (b)	2,700	2,644,353
New York City, New York, Sales Tax Asset					4,328,567
Receivable Corporation Revenue Bonds,			Ohio — 0.9%
Series A, 5%, 10/15/20 (b)	9,070	9,273,349	Buckeye Tobacco Settlement Financing Authority,
New York State Dormitory Authority, Lease			Ohio, Tobacco Settlement Asset-Backed Bonds,
Revenue Refunding Bonds (Court Facilities),			Series A-2, 6.50%, 6/01/47	4,820	3,288,349
Series A, 5.25%, 5/15/12	5,580	5,895,493	Port of Greater Cincinnati Development Authority,
			Ohio, Special Assessment Revenue Bonds
			(Cooperative Public Parking Infrastructure
			Project), 6.30%, 2/15/24	1,280	1,011,187
					4,299,536

See Notes to Financial Statements. 14 SEMI-ANNUAL REPORT NOVEMBER 30, 2008

Schedule of Investments (continued)			BlackRock Muni Intermediate Duration Fund, Inc. (MUI)
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value
Pennsylvania — 9.4%			Texas — 11.0%
Montgomery County, Pennsylvania, IDA, Revenue Bonds			Austin, Texas, Convention Center Revenue Bonds
(Whitemarsh Continuing Care Project), 6%, 2/01/21	$ 3,500	$ 2,624,440	(Convention Enterprises Inc.), First Tier, Series A,
Pennsylvania Economic Development Financing Authority,			6.375%, 1/01/11 (a)	$ 5,945	$ 6,396,523
Exempt Facilities Revenue Bonds (National Gypsum			Bexar County, Texas, Health Facilities Development
Company), AMT, Series A, 6.25%, 11/01/27	7,710	4,416,673	Corporation, Revenue Refunding Bonds (Army
Philadelphia, Pennsylvania, Airport Revenue Bonds			Retirement Residence Project), 6.30%, 7/01/12 (a)	1,500	1,681,335
(Philadelphia Airport System), AMT, Series A,			Brazos River Authority, Texas, PCR, Refunding
5%, 6/15/20 (d)	2,895	2,493,058	(TXU Energy Company Project), AMT, Series C,
Philadelphia, Pennsylvania, Airport Revenue Refunding			5.75%, 5/01/36	7,000	5,434,870
Bonds (Philadelphia Airport System), AMT, Series B,			Dallas-Fort Worth, Texas, International Airport Facility
5%, 6/15/19 (d)	3,905	3,439,797	Improvement Corporation, Revenue Bonds (Learjet Inc.),
Philadelphia, Pennsylvania, Gas Works Revenue			AMT, Series A-1, 6.15%, 1/01/16	4,000	3,304,400
Refunding Bonds, 1975 General Ordinance, 17th Series,			Dallas-Fort Worth, Texas, International Airport Facility
5.375%, 7/01/22 (d)	7,490	7,509,249	Improvement Corporation, Revenue Refunding Bonds,
Pittsburgh, Pennsylvania, GO, Refunding, Series B,			AMT, Series A-2, 9%, 5/01/29	3,000	1,620,510
5.25%, 9/01/17 (d)	9,630	10,046,594	Dallas-Fort Worth, Texas, International Airport, Joint
Pittsburgh, Pennsylvania, GO, Series C,			Revenue Refunding Bonds, AMT, Sub-Series A-2,
5.25%, 9/01/18 (d)	6,430	6,626,436	6.10%, 11/01/24 (b)	1,500	1,357,920
Sayre, Pennsylvania, Health Care Facilities Authority,			Gulf Coast, Texas, IDA, Solid Waste Disposal Revenue
Revenue Refunding Bonds (Guthrie Healthcare			Bonds (Citgo Petroleum Corporation Project), AMT,
System), Series A:			7.50%, 5/01/25	2,440	2,317,366
6.25%, 12/01/11 (a)	4,615	5,169,631	Gulf Coast Waste Disposal Authority, Texas, Revenue
6.25%, 12/01/15	455	463,527	Refunding Bonds (International Paper Company),
6.25%, 12/01/16	785	796,571	AMT, Series A, 6.10%, 8/01/24	2,000	1,386,220
6.25%, 12/01/18	385	386,213	Houston, Texas, Airport System Revenue Refunding Bonds,
		43,972,189	Sub-Lien, AMT, Series A, 5.50%, 7/01/23 (d)	5,790	5,003,486
			Houston, Texas, Health Facilities Development Corporation,
South Carolina — 2.5%			Retirement Facility Revenue Bonds (Buckingham Senior
Georgetown County, South Carolina, Pollution Control			Living Community), Series A, 7%, 2/15/14 (a)	1,500	1,728,465
Facilities, Revenue Refunding Bonds (International			Lower Colorado River Authority, Texas, PCR (Samsung
Paper Company Project), Series A, 5.125%, 2/01/12	8,000	7,376,800	Austin Semiconductor), AMT, 6.95%, 4/01/30	7,420	6,209,279
Medical University Hospital Authority, South Carolina,			Sabine River Authority, Texas, PCR, Refunding
Hospital Facilities Revenue Refunding Bonds,			(TXU Electric Company Project/TXU Energy Company LLC),
Series A, 5.25%, 8/15/23 (b)(j)	4,250	4,145,067	AMT, Series B, 5.75%, 5/01/30	5,000	3,882,050
		11,521,867	Texas State Affordable Housing Corporation, S/F
South Dakota — 0.4%			Mortgage Revenue Bonds (Professional Educators
Educational Enhancement Funding Corporation,			Home Loan Program), AMT (e)(f)(g):
South Dakota, Series B, 6.50%, 6/01/32	2,200	1,727,858	Series A-3, 5.60%, 2/01/39	7,889	6,809,166
			Series B, 5.95%, 12/01/39	4,757	4,360,409
Tennessee — 3.9%
Johnson City, Tennessee, Health and Educational Facilities					51,491,999
Board, Retirement Facility Revenue Bonds (Appalachian			Virginia — 2.7%
Christian Village Project), Series A, 6%, 2/15/19	1,800	1,442,826	James City County, Virginia, IDA, Residential Care
Memphis-Shelby County, Tennessee, Airport Authority,			Facility Revenue Refunding Bonds, Series A:
Airport Revenue Bonds, AMT, Series A, 5.50%,			5.75%, 3/01/17	3,285	2,804,043
3/01/17 (d)	2,005	1,920,008	6%, 3/01/23	1,150	903,624
Shelby County, Tennessee, Health, Educational			Tobacco Settlement Financing Corporation of Virginia,
& Housing Facilities Board Revenue Bonds			Asset-Backed Revenue Bonds, 5.625%, 6/01/15 (a)	7,800	8,713,926
(Germantown Village), Series A:					12,421,593
6.75%, 12/01/18	3,550	3,106,463
7%, 12/01/23	1,450	1,214,767	Washington — 2.2%
Shelby County, Tennessee, Health, Educational and			Snohomish County, Washington, School District
Housing Facility Board, Hospital Revenue Refunding			Number 015 (Edmonds), GO, 5%, 12/01/19 (b)(h)	10,000	10,205,000
Bonds (Methodist Healthcare)(a):
6%, 9/01/12	745	820,022
6%, 9/01/12	5,255	5,784,180
6.25%, 9/01/12	3,500	3,883,250
		18,171,516

See Notes to Financial Statements.

SEMI-ANNUAL REPORT NOVEMBER 30, 2008 15

Schedule of Investments (continued)			BlackRock Muni Intermediate Duration Fund, Inc. (MUI)
			(Percentages shown are based on Net Assets)
	Par		Municipal Bonds Transferred to	Par
Municipal Bonds	(000)	Value	Tender Option Bond Trusts (o)	(000)	Value
Guam — 1.0%			California — 5.5%
Commonwealth of the Northern Mariana Islands,			Peralta, California, Community College District, GO
Guam, GO, Series A:			(Election of 2000), Series D, 5%, 8/01/30 (d)	$ 10,140	$ 9,465,284
6.75%, 10/01/13 (a)	$ 4,000	$ 4,638,960	San Jose, California, GO (Libraries, Parks and Public
6.75%, 10/01/33	250	200,280	Safety Projects), 5%, 9/01/30 (b)	3,101	2,894,161
		4,839,240	Sequoia, California, Unified High School District, GO,
			Refunding, Series B, 5.50%, 7/01/35 (d)	9,028	8,866,921
Puerto Rico — 13.1%			Tamalpais, California, Union High School District, GO
Puerto Rico Commonwealth Aqueduct and Sewer			(Election of 2001), 5%, 8/01/28 (d)	4,875	4,481,588
Authority, Senior Lien Revenue Bonds, Series A,
5%, 7/01/25 (m)	3,215	2,959,182			25,707,954
Puerto Rico Commonwealth Highway and Transportation			Illinois — 2.6%
Authority, Subordinate Transportation Revenue Bonds,			McHenry County, Illinois, Conservation District, GO,
5.75%, 7/01/21 (h)	4,375	4,054,706	5.125%, 2/01/27 (d)	12,695	12,335,573
Puerto Rico Electric Power Authority, Power Revenue			Massachusetts — 1.7%
Bonds, Series NN, 5.50%, 7/01/13 (a)	17,935	20,172,033	Massachusetts State School Building Authority,
Puerto Rico Housing Financing Authority, Capital Funding			Dedicated Sales Tax Revenue Bonds, Series A, 5%,
Program, Subordinate Revenue Refunding Bonds,			8/15/30 (d)	8,338	7,903,887
5.125%, 12/01/27	13,900	12,842,905
Puerto Rico Industrial, Medical and Environmental			New York -2.4%
Pollution Control Facilities Financing Authority, Special			New York City, New York, Sales Tax Asset Receivable
Facilities Revenue Bonds (American Airlines Inc.),			Corporation Revenue Bonds, Series A, 5.25%,
Series A, 6.45%, 12/01/25	5,390	2,214,482	10/15/27 (c)	11,100	11,115,984
Puerto Rico Public Buildings Authority, Government			Texas — 7.1%
Facilities Revenue Refunding Bonds:			Harris County, Texas, Toll Road Revenue Refunding
Series D, 5.25%, 7/01/27	5,170	4,204,451	Bonds, Senior Lien, Series A, 5.25%, 8/15/35 (d)	31,240	33,050,045
Series I, 5.50%, 7/01/14 (a)(n)	8,000	8,865,840	Total Municipal Bonds Transferred to
Series M-3, 6%, 7/01/28 (b)(n)	1,900	1,713,876	Tender Option Bond Trusts — 19.3%		90,113,443
Puerto Rico Public Finance Corporation, Commonwealth
Appropriation Revenue Bonds, Series E, 5.50%,			Total Long-Term Investments
2/01/12 (a)	3,535	3,827,698	(Cost — $828,744,059) — 162.3%		757,114,398
		60,855,173
U.S. Virgin Islands — 1.4%
Virgin Islands Government Refinery Facilities,			Short-Term Securities	Shares
Revenue Refunding Bonds (Hovensa Coker Project),			Merrill Lynch Institutional Tax-Exempt Fund,
AMT, 6.50%, 7/01/21	1,860	1,425,653	1.08% (p)(q)	43,643,528	43,643,528
Virgin Islands Public Finance Authority, Refinery			Total Short-Term Securities
Facilities Revenue Bonds (Hovensa Refinery), AMT,			(Cost — $43,643,528) — 9.4%		43,643,528
6.125%, 7/01/22	6,750	4,997,296
		6,422,949	Total Investments (Cost — $872,387,587*) — 171.7%		800,757,926
			Other Assets Less Liabilities — 1.4%		6,671,953
Total Municipal Bonds — 143.0%		667,000,955	Liability for Trust Certificates, Including
			Interest Expense and Fees Payable — (11.5)%		(53,710,040)
			Preferred Shares, at Redemption Value — (61.6)%		(287,281,675)
			Net Assets Applicable to Common Shares — 100.0%	$ 466,438,164

See Notes to Financial Statements. 16 SEMI-ANNUAL REPORT NOVEMBER 30, 2008

Schedule of Investments (concluded) BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

*	The cost and unrealized appreciation (depreciation) of investments as of
November 30, 2008, as computed for federal income tax purposes, were as follows:
	Aggregate cost	$ 819,494,751
	Gross unrealized appreciation	$ 12,374,117
	Gross unrealized depreciation	(84,393,746)
	Net unrealized depreciation	$ (72,019,629)

(a) U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b) MBIA Insured.
(c) AMBAC Insured.
(d) FSA Insured.
(e) FNMA Collateralized.
(f) GNMA Collateralized.
(g) FHLMC Collateralized.
(h) FGIC Insured.
(i) BHAC Insured.
(j) FHA Insured.
(k) XL Capital Insured.
(l) CIFG Insured.
(m) Assured Guaranty Insured.
(n) Commonwealth Guaranteed.
(o) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the
Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
(p) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
Merrill Lynch Institutional Tax-Exempt Fund	43,643,528	$ 122,165
(q) Represents the current yield as of report date.

• Effective June 1, 2008, the Fund adopted Financial Accounting Standards
Board Statement of Financial Accounting Standards No. 157, “Fair Value
Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund’s own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of November 30, 2008 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities
Level 1	$ 43,643,528
Level 2	757,114,398
Level 3	—
Total	$ 800,757,926

See Notes to Financial Statements. SEMI-ANNUAL REPORT NOVEMBER 30, 2008 17

Statements of Assets and Liabilities
		BlackRock
		Muni
	BlackRock	Intermediate
	MuniAssets	Duration
November 30, 2008 (Unaudited)	Fund, Inc. (MUA)	Fund, Inc. (MUI)
Assets
Investments at value — unaffiliated[1]	$ 213,281,496	$ 757,114,398
Investments at value — affiliated[2]	4,208,353	43,643,528
Cash	42,671	141,771
Interest receivable	5,235,059	14,594,711
Investments sold receivable	220,000	4,094,044
Dividends receivable	—	171
Prepaid expenses	11,858	53,651
Other assets	239	20,026
Total assets	222,999,676	819,662,300

Liabilities
Investments purchased payable	—	9,634,800
Income dividends payable — Common Shares	1,411,209	2,206,026
Investment advisory fees payable	103,301	295,575
Interest expense payable	18,819	427,236
Officer’s and Directors’ fees payable	10,112	41,660
Other affiliates payable	1,805	5,815
Other accrued expenses payable	41,022	48,545
Total accrued liabilities	1,586,268	12,659,657

Other Liabilities
Trust certificates[3]	4,435,000	53,282,804
Total Liabilities	6,021,268	65,942,461

Preferred Shares at Redemption Value
Preferred Shares, at $0.10 par value per share[4] at $25,000 per share liquidation preference, plus unpaid dividends	—	287,281,675
Net Assets Applicable to Common Shareholders	$ 216,978,408	$ 466,438,164

Net Assets Applicable to Common Shareholders Consist of
Common Shares, par value $0.10 per share	$ 2,090,679	$ 3,803,493
Paid-in capital in excess of par	296,567,307	536,698,013
Undistributed net investment income	1,305,344	2,046,022
Accumulated net realized loss	(29,359,369)	(4,479,703)
Net unrealized appreciation/depreciation	(53,625,553)	(71,629,661)
Net Assets Applicable to Common Shareholders	$ 216,978,408	$ 466,438,164
Net asset value per Common Share[5]	$ 10.38	$ 12.26

[1] Investments at cost — unaffiliated	$ 266,907,049	$ 828,744,059
[2] Investments at cost — affiliated	4,208,353	43,643,528
[3] Represents short-term floating rate certificates issued by tender option bond trusts.
[4] Preferred Shares outstanding	—	11,487
[5] Common Shares issued and outstanding	20,906,793	38,034,934

See Notes to Financial Statements.

18 SEMI-ANNUAL REPORT

NOVEMBER 30, 2008

Statements of Operations
		BlackRock
		Muni
	BlackRock	Intermediate
	MuniAssets	Duration
Six Months Ended November 30, 2008 (Unaudited)	Fund, Inc. (MUA)	Fund, Inc. (MUI)

Investment Income
Interest	$ 9,040,261	$ 21,597,774
Income — affiliated	68,408	123,039
Total income	9,108,669	21,720,813

Expenses
Investment advisory	711,674	2,350,036
Commissions for Preferred Shares	—	358,762
Accounting services	45,036	93,466
Professional	33,862	124,965
Printing	27,978	34,991
Transfer agent	16,630	38,907
Officer and Directors	15,140	23,712
Custodian	8,266	20,835
Registration	5,133	6,632
Miscellaneous	25,412	51,158
Total expenses excluding interest expense and fees	889,131	3,103,464
Interest expense and fees[1]	121,752	786,448
Total expenses	1,010,883	3,889,912
Less fees waived by advisor	(5,763)	(508,458)
Total expenses after waiver	1,005,120	3,381,454
Net investment income	8,103,549	18,339,359

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(591,302)	(2,584,733)
Futures	259,342	—
	(331,960)	(2,584,733)
Net change in unrealized appreciation/depreciation on:
Investments	(49,658,415)	(78,985,745)
Futures	(115,218)	—
	(49,773,633)	(78,985,745)
Total realized and unrealized loss	(50,105,593)	(81,570,478)

Dividends to Preferred Shareholders From
Net investment income	—	(6,510,000)
Net Decrease in Net Assets Applicable to Common Shareholders Resulting from Operations	$ (42,002,044)	$ (69,741,119)

[1] Related to tender option bond trusts.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

NOVEMBER 30, 2008

19

Statements of Changes in Net Assets

	BlackRock		BlackRock Muni Intermediate
	MuniAssets Fund Inc. (MUA)		Duration Fund, Inc. (MUI)
	Six Months		Six Months
	Ended		Ended
	November 30,	Year Ended	November 30,	Year Ended
	2008	May 31,	2008	May 31,
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	(Unaudited)	2008	(Unaudited)	2008
Operations
Net investment income	$ 8,103,549	$ 16,146,294	$ 18,339,359	$ 39,370,266
Net realized loss	(331,960)	(1,507,632)	(2,584,733)	(994,843)
Net change in unrealized appreciation/depreciation	(49,773,633)	(19,985,195)	(78,985,745)	(22,744,454)
Dividends to Preferred Shareholders from net investment income	—	—	(6,510,000)	(12,598,505)
Net increase (decrease) in net assets applicable to Common Shareholders
resulting from operations	(42,002,044)	(5,346,533)	(69,741,119)	3,032,464

Dividends and Distributions to Common Shareholders From
Net investment income	(8,464,356)	(17,002,831)	(13,236,157)	(27,841,571)
Net realized gain	—	(65,858)	—	—
Decrease in net assets resulting from dividends and distributions
to Common Shareholders	(8,464,356)	(17,068,689)	(13,236,157)	(27,841,571)

Capital Share Transactions
Reinvestment of common dividends	531,535	1,961,372	—	—

Net Assets Applicable to Common Shareholders
Total decrease in net assets applicable to Common Shareholders	(49,934,865)	(20,453,850)	(82,977,276)	(24,809,107)
Beginning of period	266,913,273	287,367,123	549,415,440	574,224,547
End of period	$ 216,978,408	$ 266,913,273	$ 466,438,164	$ 549,415,440
End of period undistributed net investment income	$ 1,305,344	$ 1,666,151	$ 2,046,022	$ 3,452,820

See Notes to Financial Statements.

20 SEMI-ANNUAL REPORT

NOVEMBER 30, 2008

Financial Highlights				BlackRock MuniAssets Fund, Inc. (MUA)

Six Months
Ended
November 30,
	2008			Year Ended May 31,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 12.79	$ 13.87	$ 13.65	$ 13.40	$ 12.36	$ 11.94
Net investment income[1]	0.39	0.78	0.82	0.81	0.81	0.83
Net realized and unrealized gain (loss)	(2.39)	(1.04)	0.24	0.27	1.04	0.38
Net increase (decrease) from investment operations	(2.00)	(0.26)	1.06	1.08	1.85	1.21
Dividends and distributions from:
Net investment income	(0.41)	(0.82)	(0.84)	(0.83)	(0.81)	(0.78)
Net realized gain	—	(0.00)[2]	—	—	—	(0.01)
Total dividends and distributions	(0.41)	(0.82)	(0.84)	(0.83)	(0.81)	(0.79)
Net asset value, end of period	$ 10.38	$ 12.79	$ 13.87	$ 13.65	$ 13.40	$ 12.36
Market price, end of period	$ 9.71	$ 13.35	$ 15.29	$ 14.13	$ 13.27	$ 11.38

Total Investment Return[3]
Based on net asset value	(15.86)%[4]	(1.90)%	7.72%	8.31%	15.65%	10.74%
Based on market price	(24.60)%[4]	(7.12)%	14.71%	13.22%	24.39%	2.22%

Ratios to Average Net Assets
Total expenses after waiver and excluding interest expense and fees[5]	0.69%[6]	0.66%	0.68%	0.68%	0.67%	0.67%
Total expenses after waiver	0.78%[6]	0.69%	0.68%	0.68%	0.67%	0.67%
Total expenses	0.78%[6]	0.70%	0.68%	0.68%	0.67%	0.67%
Net investment income	6.29%[6]	5.81%	5.91%	5.97%	6.30%	6.71%

Supplemental Data
Net assets, end of period (000)	$ 216,978	$ 266,913	$ 287,367	$ 280,793	$ 273,382	$ 252,203
Portfolio turnover	14%	23%	25%	17%	20%	19%

1 Based on average shares outstanding.
2 Amount is less than $(0.01) .
3 Total investment returns based on market value, which can be significantly greater or lesser than net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.
4 Aggregate total investment return.
5 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
6 Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

NOVEMBER 30, 2008

21

Financial Highlights		BlackRock Muni Intermediate Duration Fund, Inc. (MUI)
Six Months
	Ended					Period
	November 30,					August 1, 2003[1]
			Year Ended May 31,
	2008					to May 31,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 14.45	$ 15.10	$ 15.07	$ 15.51	$ 14.52	$ 14.33
Net investment income	0.48[2]	1.04[2]	1.03[2]	1.04[2]	1.02[2]	0.79
Net realized and unrealized gain (loss)	(2.15)	(0.63)	0.18	(0.15)	1.15	0.21
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.17)	(0.33)	(0.28)	(0.21)	(0.11)	(0.06)
Net realized gain	—	—	(0.04)	(0.04)	(0.02)	—
Net increase (decrease) from investment operations	(1.84)	0.08	0.89	0.64	2.04	0.94
Dividends and distributions to Common Shareholders from:
Net investment income	(0.35)	(0.73)	(0.74)	(0.84)	(0.86)	(0.65)
Net realized gain	—	—	(0.12)	(0.23)	(0.19)	—
Total dividends and distributions to Common Shareholders	(0.35)	(0.73)	(0.86)	(1.07)	(1.05)	(0.65)
Capital charges with respect to issuance of Common Shares	—	—	—	—	—	(0.02)
Capital charges with respect to issuance of Preferred Shares	—	—	—	(0.01)	—	(0.08)
Total capital charges with respect to issuance of shares	—	—	—	(0.01)	—	(0.10)
Net asset value, end of period	$ 12.26	$ 14.45	$ 15.10	$ 15.07	$ 15.51	$ 14.52
Market price, end of period	$ 9.99	$ 13.70	$ 14.85	$ 14.52	$ 13.94	$ 13.10

Total Investment Return[3]
Based on net asset value	(12.59)%[4]	0.86%	6.14%	4.71%	15.36%	6.09%[4]
Based on market price	(24.88)%[4]	(2.76)%	8.34%	12.25%	14.93%	(8.59%)[4]

Ratios to Average Net Assets Applicable to Common Shares
Total expenses after waiver and fees paid indirectly and
excluding interest expense and fees[5,6]	1.01%[7]	0.90%	0.87%	0.87%	0.84%	0.75%[7]
Total expenses after waiver and fees paid indirectly[5]	1.31%[7]	1.07%	1.07%	1.00%	0.85%	0.75%[7]
Total expenses after waiver and before fees paid indirectly[5]	1.31%[7]	1.07%	1.07%	1.00%	0.85%	0.75%[7]
Total expenses[5]	1.51%[7]	1.30%	1.31%	1.24%	1.07%	1.03%[7]
Net investment income[5]	7.11%[7]	6.97%	6.71%	6.82%	6.77%	6.51%[7]
Dividends to Preferred Shareholders	2.52%[7]	2.23%	1.80%	1.36%	0.74%	0.48%[7]
Net investment income to Common Shareholders	4.59%[7]	4.74%	4.91%	5.46%	6.03%	6.03%[7]

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$ 466,438	$ 549,415	$ 574,225	$ 573,034	$ 589,802	$ 552,179
Preferred Shares outstanding at liquidation preference,
end of period (000)	$ 287,175	$ 320,000	$ 320,000	$ 320,000	$ 285,000	$ 285,000
Portfolio turnover	6%	14%	12%	49%	54%	70%
Asset coverage per Preferred Share, end of period[8]	$ 65,615	$ 67,941	$ 69,875	$ 69,781	$ 76,743	$ 73,441

1 Commencement of operations.
2 Based on average shares outstanding.
3 Total investment returns based on market value, which can be significantly greater or lesser than net asset value, may result in substantially different returns.
Total investment returns exclude the effects of sales charges.
4 Aggregate total investment return.
5 Do not reflect the effect of dividends to Preferred Shareholders.
6 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
7 Annualized.
8 Prior year amounts have been recalculated to conform with current year presentation.

See Notes to Financial Statements.

22 SEMI-ANNUAL REPORT

NOVEMBER 30, 2008

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock MuniAssets Fund, Inc. (“MuniAssets”) and BlackRock
Muni Intermediate Duration Fund, Inc. (“Muni Intermediate Duration”)
(the “Funds” or individually as the “Fund”), are registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), as non-diversified, closed-end management investment companies. The
Funds are organized as Maryland corporations. The Funds’ financial statements are prepared in conformity with accounting principles gener-
ally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Funds determine and make available for publica-
tion the net asset value of their Common Shares on a daily basis.

The following is a summary of significant accounting policies followed by the Funds:

Valuation of Investments: Municipal investments (including commit-
ments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of each Fund’s Board of Directors (the
“Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments. Financial futures contracts traded on exchanges are valued at their last sale price. Short-term secu-
rities are valued at amortized cost.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value
Assets”). When determining the price for Fair Value Assets, the invest-
ment advisor and/or the sub-advisor seeks to determine the price that the Funds might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or the sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Derivative Financial Instruments: The Funds may engage in various portfolio investment strategies both to increase the return of the Funds and to hedge, or protect, their exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract.

•Financial futures contracts — The Funds may purchase or sell finan-
cial futures contracts and options on financial futures contracts for investment purposes or to manage their interest rate risk. Futures are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or pay-
ments are known as margin variation and are recognized by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying assets, and the possible inability of counterparties to meet the terms of their contracts.

Forward Commitments and When-Issued Delayed Delivery Securities:
The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securi-
ties under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. When purchas-
ing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations.

Municipal Bonds Transferred to Tender Option Bond Trusts: The Funds
may leverage their assets through the use of tender option bond trusts
(“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity, into which one or more funds, or an agent on behalf of the funds, transfers municipal securities. Other funds managed by the investment advisor may also contribute municipal securities to a TOB into which each Fund has contributed securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates (“TOB
Residuals”), which are generally issued to the participating funds that made the transfer. The TOB Residuals held by a Fund include the right of the Fund (1) to cause the holders of a proportional share of the floating rate certificates to tender their certificates at par, and (2) to transfer, within seven days, a corresponding share of the municipal securities from the TOB to the Fund. The cash received by the TOB from the sale of the short-term floating rate certificates, less transaction expenses, is paid to the Fund, which typically invest the cash in additional municipal securities. Each Fund’s transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented in the Funds’ Schedules of Invest-
ments and the proceeds from the transaction are reported as a liability for trust certificates.

SEMI-ANNUAL REPORT NOVEMBER 30, 2008 23

Notes to Financial Statements (continued)

Interest income from the underlying securities is recorded by the Funds on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of the Funds. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. At November 30, 2008, the aggregate value of the underlying municipal securities transferred to TOBs, the related liabil-
ity for trust certificates and the range of interest rates were as follows:

Underlying
Municipal
	Securities	Liability for	Range of
	Transferred	Trust	Interest
	to TOBs	Certificates	Rates
MuniAssets	$ 6,906,626	$ 4,435,000	2.546%
Muni Intermediate Duration	$90,113,443	$53,282,804	2.499% —
			2.978%

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds when short-term interest rates rise, but tend to outperform the market for fixed rate bonds when short-
term interest rates decline or remain relatively stable. Should short-term interest rates rise, each Fund’s investment in TOBs likely will adversely affect each Fund’s net investment income and dividends to Common
Shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect each Fund’s net asset values per share.

Zero-Coupon Bonds: The Funds may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission
(“SEC”) require that the Funds segregate assets in connection with certain investments (e.g., financial futures contracts), each Fund will, consistent with certain interpretative letters issued by the SEC, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, the
Funds may also be required to deliver or deposit securities as collateral for certain investments (e.g., financial futures contracts).

Investment Transactions and Investment Income: Investment trans -
actions are recorded on the dates the transactions are entered into
(the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual method. Each Fund amortizes all premiums and discounts on debt securities.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Dividends and distributions to
Preferred Shareholders are accrued and determined as described in Note 4.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment com-
panies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limita-
tions on each Fund’s U.S. federal tax returns remains open for the years ended May 31, 2005 through May 31, 2007. The statutes of limitations on each Fund’s state and local tax returns may remain open for an addi-
tional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of
Financial Accounting Standards No. 161, “Disclosures about Derivative
Instruments and Hedging Activities — an amendment of FASB Statement
No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial posi-
tion. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on each Fund’s financial statement disclosures, if any, is currently being assessed.

Deferred Compensation and BlackRock Closed-End Share Equivalent
Investment Plan: Under the deferred compensation plan approved by each Fund’s Board, non-interested Directors (“Independent Directors”)
defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts have been invested in common shares of other certain
BlackRock Closed-End Funds selected by the Independent Directors.
This has approximately the same economic effect for the Independent
Directors as if the Independent Directors had invested the deferred amounts directly in other certain BlackRock Closed-End Funds.

The deferred compensation plan is not funded and obligations there-
under represent general unsecured claims against the general assets of

24 SEMI-ANNUAL REPORT

NOVEMBER 30, 2008

Notes to Financial Statements (continued)

the Funds. Each Fund may, however, elect to invest in Common Shares of other certain BlackRock Closed-End Funds selected by the Independent
Directors in order to match its deferred compensation obligations.
Investments to cover each Fund’s deferred compensation liability are included in other assets on the Statements of Assets and Liabilities.
Dividends and distributions from the BlackRock Closed-End Fund investments under the plan are included in income — affiliated on the Statements of Operations.

Other: Expenses directly related to each Fund are charged to that
Fund. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appro-
priate methods.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

Each Fund has entered into an Investment Advisory Agreement with
BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned sub-
sidiary of BlackRock, Inc., to provide investment advisory and administra-
tion services. Merrill Lynch & Co., Inc. (“Merrill Lynch”), a wholly owned subsidiary of Bank of America Corporation (“BAC”), and The PNC Financial
Services Group, Inc. are the largest stockholders of BlackRock, Inc.

The Advisor is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such serv-
ices, each Fund pays the Advisor a monthly fee at an annual rate of
0.55% of the respective Fund’s average daily net assets. Average daily net assets is the average daily value of the respective Fund’s total assets minus the sum of its accrued liabilities.

The Advisor has contractually agreed to waive a portion of its fee during the first seven years of Muni Intermediate Duration’s operations ending
July 31, 2010 as follows:

Fee Waiver
(As a Percentage
of Average Daily
Net Assets)
Years 1 through 5	0.15%
Year 6	0.10%
Year 7	0.05%
Year 8 and thereafter	0.00%

The Advisor has not agreed to waive any portion of its fee beyond
July 31, 2010.

This amount is included in fees waived by advisor on the Statements of
Operations. For the six months ended November 30, 2008, the amount was as follows:

Fees Waived
by Advisor
Muni Intermediate Duration	$ 427,483

The Advisor has agreed to waive its advisory fees by the amount of invest-
ment advisory fees each Fund pays to the Advisor indirectly through its investment in affiliated money market funds. These amounts are included in fees waived by advisor on the Statements of Operations. For the six months ended November 30, 2008, the amounts were as follows:

Fees Waived
by Advisor
MuniAssets	$ 5,763
Muni Intermediate Duration	$ 80,975

The Advisor has entered into separate sub-advisory agreements with
BlackRock Investment Management, LLC (“BIM”), an affiliate of the
Advisor, with respect to each Fund, under which the Advisor pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by each Fund to the Advisor.

For the six months ended November 30, 2008, the Funds reimbursed the Advisor for certain accounting services. The reimbursements, which are included in accounting services on the Statements of Operations, were as follows:

Reimbursements
to Advisor
MuniAssets	$ 2,246
Muni Intermediate Duration	$ 6,487

Certain officers and/or directors of the Funds are officers and/or directors of BlackRock, Inc. or its affiliates. The Funds reimburse the
Advisor for compensation paid to the Funds’ Chief Compliance Officer.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2008 were as follows:

	Total	Total
	Purchases	Sales
MuniAssets	$39,877,596	$33,007,587
Muni Intermediate Duration	$51,078,238	$68,255,644

SEMI-ANNUAL REPORT

NOVEMBER 30, 2008

25

Notes to Financial Statements (continued)

4. Capital Share Transactions:

Common Shares

Each Fund is authorized to issue 200,000,000 shares, including
Preferred Shares for Muni Intermediate Duration, par value $0.10 per share, all of which were initially classified as Common Shares. The Board is authorized, however, to reclassify any unissued Common Shares with-
out approval of the holders of Common Shares.

Shares issued and outstanding increased by 42,069 for the six months ended November 30, 2008 and 146,172 for the year ended May 31,
2008 as a result of dividend reinvestment for MuniAssets and remained constant for Muni Intermediate Duration.

Preferred Shares of Muni Intermediate Duration

The Preferred Shares are redeemable at the option of the Fund, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated or unpaid dividends whether or not declared. The Preferred
Shares are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabil-
ities of the Fund, as set forth in the Fund’s Articles Supplementary, are not satisfied.

The holders of Preferred Shares have voting rights equal to the holders of Common Shares (one vote per share) and will vote together with the holders of Common Shares (one vote per share) as a single class.
However, the holders of Preferred Shares, voting as a separate class, are also entitled to elect two Directors for the Fund. In addition, the 1940
Act requires that along with the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class, would be required to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares (b) change the Fund’s sub classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an invest-
ment company.

The Fund had the following series of Preferred Shares outstanding and effective yields at November 30, 2008:

Series	Shares	Yield
M7	1,795	2.526%
T7	2,423	2.748%
W7	1,795	2.485%
TH7	2,423	2.485%
F7	1,795	2.346%
TH28	1,256	2.554%

Dividends on seven-day Preferred Shares are cumulative at a rate, which is reset every seven days based on the results of an auction. Dividends on 28 day Preferred Shares are cumulative at a rate which is reset every
28 days based on the results of an auction. If the Preferred Shares fail to clear the auction on an auction date, the Fund is required to pay the maximum applicable rate on the Preferred Shares to holders of such shares for each successive dividend period until such time as the shares are successfully auctioned. The maximum applicable rate on the
Preferred Shares is the higher of 110% of the Telerate/BBA LIBOR or
110% of 90% of the Kenny S&P 30-day High Grade Index rate divided by 1.00 minus the marginal tax rate. The low, high and average dividend rates on the Preferred Shares of the Fund for the six months ended
November 30, 2008 were as follows:

Series	Low	High	Average
M7	2.526%	10.377%	4.409%
T7	2.568%	11.415%	4.393%
W7	2.485%	12.523%	4.416%
TH7	2.485%	12.246%	4.411%
F7	2.346%	11.762%	4.400%
TH28	2.554%	12.246%	5.063%

Since February 13, 2008, the Preferred Shares of the Fund failed to clear any of its auctions. As a result, the Preferred Shares dividend rates were reset to the maximum applicable rate, which ranged from 2.346%
to 12.523% . A failed auction is not an event of default for the Fund but has a negative impact on the liquidity of Preferred Shares. A failed auction occurs when there are more sellers of a fund’s auction rate preferred shares than buyers. It is impossible to predict how long this imbalance will last. A successful auction for the Fund’s Preferred Shares may not occur for some time, if ever, and even if liquidity does resume, holders of Preferred Shares may not have the ability to sell the Preferred
Shares at their liquidation preference.

The Fund may not declare dividends or make other distributions on
Common Shares or purchase any such shares if, at the time of the dec-
laration, distribution or purchase, asset coverage with respect to the out-
standing Preferred Shares is less than 200%.

The Fund pays commissions to certain broker-dealers at the end of each auction at an annual rate of 0.25%, calculated on the aggregate princi-
pal amount. For the six months ended November 30, 2008, Merrill
Lynch, Pierce, Fenner & Smith Incorporated, a wholly owned subsidiary of Merrill Lynch, earned commissions of $248,483.

On June 2, 2008, the Fund announced the following redemptions of
Preferred Shares at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date:

	Redemption	Shares	Aggregate
Series	Date	Redeemed	Principal
M7	6/24/2008	205	$5,125,000
T7	6/25/2008	277	$6,925,000
W7	6/26/2008	205	$5,125,000
TH7	6/27/2008	277	$6,925,000
F7	6/23/2008	205	$5,125,000
TH28	7/07/2008	144	$3,600,000

26 SEMI-ANNUAL REPORT

NOVEMBER 30, 2008

Notes to Financial Statements (concluded)

The Fund financed the Preferred Share redemptions with cash received from TOB transactions.

Preferred Shares issued and outstanding for the year ended May 31,
2008 remained constant.

5. Capital Loss Carryforward:

As of May 31, 2008, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated year of expiration:

		Muni Intermediate
Expires May 31,	MuniAssets	Duration
2009	$ 3,487,083	—
2010	2,260,830	—
2011	7,452,325	—
2012	5,486,273	—
2013	3,762,613	—
2015	5,065,527	$ 334,473
2016	527,783	611,323
Total	$28,042,434	$ 945,796

6. Concentration Risk:

Each Fund’s investments are concentrated in certain states, which may be affected by adverse financial, social, environmental, economic, regu-
latory and political factors.

Many municipalities insure repayment of their bonds, which reduces the risk of loss due to issuer default. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligations.

7. Restatement Information:

Subsequent to the initial issuance of its May 31, 2006 financial state-
ments, Muni Intermediate Duration determined that the criteria for sale accounting had not been met for certain transfers of municipal bonds, and that these transfers should have been accounted for as secured borrowings rather than as sales. As a result, certain financial highlights for the year ended May 31, 2005 have been restated to give effect to recording the transfers of the municipal bonds as secured borrowings, including recording interest on the bonds as interest income and interest on the secured borrowings as interest expense.

Muni Intermediate Duration
Financial Highlights
For the Year Ended May 31, 2005
	2005
	Previously
	Reported	Restated
Total expenses, net of waiver***	0.84%	0.85%
Portfolio turnover	54.55%	54%
*** Do not reflect the effect of dividends to Preferred Shareholders.

8. Subsequent Events:

Each Fund paid a net investment income dividend to Common
Shareholders on December 31, 2008 to shareholders of record on
December 15, 2008 in the following amounts per share:

Per Share
Amount
MuniAssets	$0.0675
Muni Intermediate Duration	$0.0580

The dividends declared on Preferred Shares for Muni Intermediate
Duration for the period December 1, 2008 to December 31, 2008 were as follows:

Dividends
Series	Declared
M7	$ 84,123
T7	$115,576
W7	$ 87,990
TH7	$117,311
F7	$ 84,330
TH28	$ 63,607

On January 1, 2009, BAC announced that it had completed its acquisi-
tion of Merrill Lynch, one of the largest stockholders of BlackRock, Inc.

In December 2008, commissions paid to broker-dealers on preferred shares that experience a failed auction were reduced to 0.15% on the aggregate principal amount. Muni Intermediate Duration will continue to pay commissions of 0.25% on the aggregate principal amount of all shares that successfully clear their auctions.

SEMI-ANNUAL REPORT

NOVEMBER 30, 2008

27

Officers and Directors

Richard E. Cavanagh, Chairman of the Board and Director
Karen . Robards, Vice Chair of the Board, Chair of the
Audit Committee and Director
G. Nicholas Beckwith, III, Director
Richard S. Davis, Director
Kent Dixon, Director
Frank J. Fabozzi, Director
Kathleen F. Feldstein, Director
James T. Flynn, Director
Henry Gabbay, Director
Jerrold B. Harris, Director
R. Glenn Hubbard, Director
W. Carl Kester, Director
Robert S. Salomon, Jr., Director
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer of the Funds
Howard B. Surloff, Secretary

Custodian
The Bank of New York Mellon
New York, NY 10286

Transfer Agent
Common Shares and
Preferred Shares
BNY Mellon Shareowner Services
Jersey City, NJ 07310

Accounting Agent
State Street Bank and
Trust Company
Princeton, NJ 08540

Independent Registered Public
Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Skadden, Arps, Slate,
Meagher & Flom LLP
New York, NY 10036

Effective January 1, 2009, Robert S. Salomon, Jr. retired as Director of the Funds. The Board of Directors wishes Mr. Salomon well in his retirement.

28 SEMI-ANNUAL REPORT NOVEMBER 30, 2008

Additional Information

Proxy Results

The Annual Meeting of Shareholders was held on September 12, 2008 for shareholders of record on July 14, 2008, to elect director nominees of each Fund:

Approved the Class I Directors as follows:

	G. Nicholas Beckwith, III		Kent Dixon		R. Glenn Hubbard
		Votes		Votes		Votes
	Votes For	Withheld	Votes For	Withheld	Votes For	Withheld
BlackRock MuniAssets Fund, Inc.	18,786,839	577,002	18,787,515	576,326	18,782,035	581,806

	W. Carl Kester		Robert S. Salomon, Jr.
		Votes		Votes
	Votes For	Withheld	Votes For	Withheld
	18,789,906	573,935	18,778,252	585,589

Approved the Directors as follows:
	G. Nicholas Beckwith, III		Kent Dixon		R. Glenn Hubbard
		Votes		Votes		Votes
	Votes For	Withheld	Votes For	Withheld	Votes For	Withheld
BlackRock Muni Intermediate Duration Fund, Inc.	34,923,127	1,290,867	34,913,382	1,300,612	34,902,329	1,311,665

	W. Carl Kester		Robert S. Salomon, Jr.		Richard S. Davis
		Votes		Votes		Votes
	Votes For	Withheld	Votes For	Withheld	Votes For	Withheld
	8,597[1]	1,309[1]	34,916,437	1,297,557	34,926,066	1.287,928

	Frank J. Fabozzi		James T. Flynn		Karen P. Robards
		Votes		Votes		Votes
	Votes For	Withheld	Votes For	Withheld	Votes For	Withheld
	8,597[1]	1,309[1]	34,918,851	1,295,143	34,926,469	1,287,525

	Richard Cavanagh		Kathleen F. Feldstein		Henry Gabbay
		Votes		Votes		Votes
	Votes For	Withheld	Votes For	Withheld	Votes For	Withheld
	34,923,666	1,290,328	34,920,521	1,293,473	34,929,150	1,284,844

Jerrold B. Harris
Votes
	Votes For	Withheld
	34,920,251	1,293,743

[1] Voted on by holders of Preferred Shares only.

SEMI-ANNUAL REPORT NOVEMBER 30, 2008 29

Additional Information (continued)

Dividend Policy

The Funds’ dividend policy is to distribute all or a portion of their net investment income to their shareholders on a monthly basis. In order to provide shareholders with a more stable level of dividend distributions, the Funds may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month.

As a result, the dividends paid by the Funds for any particular month may be more or less than the amount of net investment income earned by the Funds during such month. The Funds’ current accumulated but undistributed net investment income, if any, is disclosed in the
Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on
Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the

SEC’s Public Reference Room in Washington, DC. Information on the
operation of the Public Reference Room may be obtained by calling
(800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Electronic Delivery

Electronic copies of most financial reports are available on the Funds’
websites or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports by enrolling in the Funds’
electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

General Information

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and elimi-
nate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds at (800) 441-7762.

Quarterly performance, semi-annual and annual reports and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website into this report.

30 SEMI-ANNUAL REPORT

NOVEMBER 30, 2008

Additional Information (concluded)

Articles Supplementary

Effective September 13, 2008, following approval by Muni Intermediate
Duration’s Board and the applicable rating agencies, the Board amended the terms of Muni Intermediate Duration’s Preferred Shares in order to allow Muni Intermediate Duration to enter into TOB transactions, the proceeds of which were used to redeem a portion of Muni Intermediate
Duration’s Preferred Shares. Accordingly, the definition of Inverse Floaters was amended to incorporate Muni Intermediate Duration’s permissable ratio of floating rate instruments into inverse floating rate instruments.
Additionally, conforming changes and certain formula modifications con-
cerning inverse floaters were made to the definitions of Moody’s Discount
Factor and S&P Discount Factor, as applicable, to integrate Muni Inter-
mediate Duration’s investments in TOBs into applicable calculations.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-
related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your transac-
tions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those
BlackRock employees with a legitimate business need for the informa-
tion. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its
Clients, including procedures relating to the proper storage and disposal of such information.

SEMI-ANNUAL REPORT

NOVEMBER 30, 2008

31

This report is transmitted to shareholders only. It is not a prospectus.
Past performance results shown in this report should not be con-
sidered a representation of future performance. BlackRock Muni
Intermediate Duration Fund, Inc. has leveraged its Common Shares, which creates risks for Common Shareholders, including the likeli-
hood of greater volatility of net asset value and market price of the Common Shares, and the risk that fluctuations in the short-term dividend rates of the Preferred Shares, currently set at the maximum reset rate as a result of failed auctions, may affect the yield to
Common Shareholders. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-
free (800) 441-7762; (2) at www.blackrock.com; and (3)
on the Securities and Exchange Commission’s website at
http://www.sec.gov. Information about how the Funds voted
proxies relating to securities held in the Funds’ portfolio during the most recent 12-month period ended June 30 is available
upon request and without charge (1) at www.blackrock.com or
by calling (800) 441-7762 and (2) on the Securities and
Exchange Commission’s website at http://www.sec.gov.

BlackRock MuniAssets Fund, Inc.

BlackRock Muni Intermediate Duration Fund, Inc.

100 Bellevue Parkway

Wilmington, DE 19809

#MIDMA-11/08

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable to this semi-annual report

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable to
this semi-annual report

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniAssets Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock MuniAssets Fund, Inc.

Date: January 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock MuniAssets Fund, Inc.

Date: January 20, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniAssets Fund, Inc.

Date: January 20, 2009